SEC File Nos. 33-54444
              811-7338


                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM N-1A
                          Registration Statement
                                  Under
                         the Securities Act of 1933
                      Post-Effective Amendment No.  9
                                   and
                          Registration Statement
                                  Under
                    The Investment Company Act of 1940
                             Amendment No.  11

                CAPITAL WORLD GROWTH AND INCOME FUND, INC.
             (Exact Name of Registrant as specified in charter)
                          333 South Hope Street
                      Los Angeles, California 90071
                 (Address of principal executive offices)
            Registrant's telephone number, including area code:
                           (213) 486-9200

                          Vincent P. Corti
                Capital Research and Management Company
                         333 South Hope Street
                    Los Angeles, California 90071
               (name and address of agent for service)


                             Copies to:
                    MICHAEL J. FAIRCLOUGH, ESQ.
                       O'Melveny & Myers LLP
                       400 South Hope Street
                  Los Angeles, California  90071
                   (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on February 1, 1999, pursuant to paragraph (b) of rule 485.


[The American Funds Group(r)]

CAPITAL WORLD GROWTH AND INCOME FUND(SM)

PROSPECTUS


February 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

Capital World Growth and Income Fund
333 South Hope Street
Los Angeles, California 90071

TICKER SYMBOL: CWGIX           NEWSPAPER ABBREV.: CapWGr            FUND NO.: 33

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Risk/Return Summary                                         2
 ................................................................................
Fees and Expenses of the Fund                               5
 ................................................................................
Investment Objective, Strategies and Risks                  6
 ................................................................................
Year 2000                                                   9
 ................................................................................
Management and Organization                                10
 ................................................................................
Shareholder Information                                    12
 ................................................................................
Purchase and Exchange of Shares                            13
 ................................................................................
Distribution Arrangements                                  17
 ................................................................................
Financial Highlights                                       18
--------------------------------------------------------------------------------

 33-010-0299/RRD

                            Capital World Growth and Income Fund / Prospectus  1

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.


The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that are more resilient to market declines. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to certain events, such as changes in securities markets or economic conditions. In addition, the prices of equity securities held by the fund may be affected by events specifically involving the issuers of these securities.


Although all securities in the fund's portfolio, including U.S. securities, may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

2    Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

Investment Results

The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.


[BAR CHART APPEARS HERE]

Measurement Period             FUND
(Calendar Year)              RESULTS
-------------------          ----------
      1994                     1.22
      1995                    21.39
      1996                    21.55
      1997                    17.99
      1998                    16.20

 The fund's highest/lowest quarterly results during this time period were:

X  Highest 15.02% (quarter ended December 31, 1998)
X  Lowest -9.65% (quarter ended September 30, 1998)


                            Capital World Growth and Income Fund / Prospectus  3

--------------------------------------------------------------------------------

For periods ended December 31, 1998:

Average
Annual         The fund with
Total          maximum sales      MSCI     Lipper
Return       charge deducted/1/ World/2/ Average/3/
--------------------------------------------------------------------------------
One Year            9.50%        24.80%    14.34%
 ................................................................................
Five Years         14.06%        16.19%    12.22%
 ................................................................................
Lifetime/4/        16.04%        16.62%    14.29%

Yield/1/: 2.11%
(For current yield information call American FundsLine(R) at 1-800-325-3590)

/1/ These fund results were calculated according to a formula which requires that the maximum sales charge of 5.75% be deducted. Results would be higher if they were calculated at net asset value.

/2/ Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Global Stock Fund Average consists of funds that invest at least
    25% of their portfolios in securities traded outside the U.S. and may own U.S. securities. Sales charges and commissions are not reflected in the results of the underlying funds.

/4/ The fund began investment operations on March 26, 1993.


4  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholders Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                       5.75%/1/
 ................................................................................
Maximum sales charge imposed on reinvested dividends         0%
 ................................................................................
Maximum deferred sales charge                                0%/2/
 ................................................................................
Redemption or exchange fees                                  0%

/1/ Sales charges are reduced or eliminated for larger purchases.

/2/ A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

Annual Fund Operating Expenses
(expenses that are deducted from the fund assets)

--------------------------------------------------------------------------------
Management Fees                                           0.43%
 ................................................................................
Service (12b-1) Fees                                      0.23%*
 ................................................................................
Other Expenses                                            0.12%
 ................................................................................
Total Annual Fund Operating Expenses                      0.78%

*12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.


Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

One year                                                $  650
 ................................................................................
Three years                                             $  810
 ................................................................................
Five years                                              $  983
 ................................................................................
Ten years                                               $1,486

                            Capital World Growth and Income Fund / Prospectus  5

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with long-term growth of cap-ital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. In-vestments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administra-tive difficulties such as delays in clearing and settling portfolio transac-tions.

The fund may also invest in cash or cash equivalents of any issuer. The fund may invest in cash and cash equivalents to any extent deemed appropriate, in response to abnormal market conditions. The extent of the fund's cash position will depend on market conditions, fund purchases and redemptions, and other factors. In addition, for temporary defensive purposes, the fund may invest substantially in debt securities and/or money market instruments of issuers based around the world. This may detract from the achievement of the fund's ob-jective over the short-term or it may protect the fund during a market down-turn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they no longer represent good long-term value.

6  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

Additional Investment Results

(For periods ended December 31, 1998)

Average
Annual
Total        The fund with no   MSCI     Lipper
Return        sales charge/1/ World/2/ Average/3/
------------------------------------------------------
One Year          16.20%       24.80%    14.34%
 ......................................................
Five Years        15.41%       16.19%    12.22%
 ......................................................
Lifetime/4/       17.24%       16.62%    14.29%

/1/ These fund results were calculated according to a formula that is required for all stock and bond funds.

/2/ Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Global Stock Fund Average consists of funds that invest at least
    25% of their portfolios in securities traded outside the U.S. and may own U.S. securities. Sales charges and commissions are not reflected in the results of the underlying funds.

/4/ The fund began investment operations on March 26, 1993.


                            Capital World Growth and Income Fund / Prospectus  7

--------------------------------------------------------------------------------

The following chart illustrates the industry mix of the funds investment portfolio as of the ned of the fund's fiscal year, November 30, 1998.

                           Largest Industry Holdings

Telecommunications                    14.9%
 ............................................
Banking                                9.3%
 ............................................
Utilities: Electric & Gas              4.9%
 ............................................
Beverages & Tobacco                    4.8%        [PIE CHART APPEARS HERE]
 ............................................
Business & Public Services             3.7%
 ............................................
Other Industries                      45.3%
 ............................................
Bonds & Notes                          1.1%
 ............................................
Cash & Equivalents                    16.0%
 ............................................

Percent Invested                   Percent of
by Country                         Net Assets
---------------------------------------------
Europe                                35.6%
 United Kingdom                       11.9
 Germany                               5.0
 Italy                                 3.6
 France                                3.2
 Netherlands                           3.2
 Sweden                                2.1
 Spain                                 1.5
 Denmark                               1.1
 Switzerland                            .9
 Finland                                .7
 Portugal                               .6
 Norway                                 .5
 Other Europe                          1.3
 ............................................
The Americas                          33.6%
 United States                        27.1
 Canada                                3.9
 Argentina                             1.3
 Brazil                                 .7
 Other Americas                         .6
 ............................................
Asia/Pacific                          12.4%
 Australia                             4.0
 Japan                                 3.9
 Hong Kong                             2.3
 Philippines                           1.0
 New Zealand                            .9
 Other Asia/Pacific                     .3
 ............................................
Other                                  1.3%
 South Africa                           .7
 Supranational                          .6
 ............................................
Bonds, Cash & Equivalents             17.1%
 ............................................

Ten Largest
Individual                         Percent of
Holdings                           Net Assets
---------------------------------------------
Telecom Italia                        2.49%
 ............................................
Deutsche Telekom                      1.84
 ............................................
Mannesmann                            1.27
 ............................................
Imperial Tobacco                      1.16
 ............................................
Telefonica                            1.15
 ............................................
ING Groep                             1.13
 ............................................
Astra                                 1.06
 ............................................
Tele Danmark                           .87
 ............................................
RJR Nabisco Holdings                   .85
 ............................................
Philip Morris                          .85
 ............................................

Because the fund is actively managed, its holdings will change from time to time.

8  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

                            Capital World Growth and Income Fund / Prospectus  9

--------------------------------------------------------------------------------

MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Capital World Growth and Income Fund are listed on the following page.

10  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

                                                       Approximate Years of
                                                           Experience as
                                                     an Investment Professional
                                                            (including
                                                          the last five
                                                              years)
                                                     ..........................

                                   Years of Experience
                                           as
                                   Portfolio Counselor
                                      (and Research
   Portfolio                        Professional, if
  Counselors                         applicable) for   With Capital
  for Capital                         Capital World    Research and
     World                          Growth and Income   Management
  Growth and                              Fund          Company or
  Income Fund    Primary Title(s)     (approximate)     Affiliates   Total Years
 -------------------------------------------------------------------------------
 Thierry        Chairman of the    6 years (since the  36 years      36 years
 Vandeventer    Board              fund began
                of the fund.       operations)
                Director, Capital
                Research and
                Management Company
 -------------------------------------------------------------------------------
 Stephen E.     Senior Vice        6 years (since the  26 years      33 years
 Bepler         President of       fund began
                the fund. Senior   operations)
                Vice President,
                Capital
                Research Company*
 -------------------------------------------------------------------------------
 Mark E.        Senior Vice        6 years (since the  17 years      17 years
 Denning        President of       fund began
                the fund.          operations)
                Director,
                Capital Research
                and Management
                Company
 -------------------------------------------------------------------------------
 Janet A.       Senior Vice        6 years (since the  17 years      23 years
 McKinley       President of       fund began
                the fund.          operations)
                Director,
                Capital Research
                and Management
                Company
 -------------------------------------------------------------------------------
 Carl M.        Vice President of  1 year (plus 5      8 years       12 years
 Kawaja         the                years as a
                fund. Vice         research
                President, Capital professional prior
                Research           to becoming a
                Company*           portfolio
                                   counselor for the
                                   fund)
 -------------------------------------------------------------------------------
 Gregg E.       Senior Vice        6 years             27 years      27 years
 Ireland        President, Capital
                Research and
                Management Company
 -------------------------------------------------------------------------------

 The fund began investment operations on March 26, 1993.
 * Company affiliated with Capital Research and Management Company.


                           Capital World Growth and Income Fund / Prospectus  11

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

Shareholder Services

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                 American Funds Service Company Service Areas

      [MAP OF AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS APPEARS HERE]

  WESTERN SERVICE       WESTERN CENTRAL       EASTERN CENTRAL       EASTERN SERVICE
  CENTER                SERVICE CENTER        SERVICE CENTER        CENTER
  American Funds        American Funds        American Funds        American Funds
  Service Company       Service Company       Service Company       Service Company
  P.O. Box 2205         P.O. Box 659522       P.O. Box 6007         P.O. Box 2280
  Brea, California      San Antonio, Texas    Indianapolis,         Norfolk, Virginia
  92822-2205            78265-9522            Indiana               23501-2280
  Fax: 714/671-7080     Fax: 210/474-4050     46206-6007            Fax: 757/670-4773
                                              Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE
FUND'S STATEMENT OF ADDITIONAL INFORMATION.In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

YOU MAY INVEST IN THE FUND THROUGH VARIOUS RETIREMENT PLANS. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

12  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

PURCHASE AND EXCHANGE OF SHARES

Purchase

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

Exchange

You may exchange your shares into other funds in The American Funds Group gen-erally without a sales charge. Exchange of shares from the money market funds initially purchased without a sales charge generally will be subject to the ap-propriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regard-ing electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

Investment Minimums

----------------------------------------------------------------------
To establish an account                                        $1,000
 For a retirement plan account                                 $  250
 For a retirement plan account through payroll deduction       $   25
To add to an account                                           $   50
 For a retirement plan account through payroll deduction       $   25

Share Price

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, mar-ket prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the securi-ty.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and ac-cepts your request. The offering price is the net asset value plus a sales charge, if applicable.

                           Capital World Growth and Income Fund / Prospectus  13

--------------------------------------------------------------------------------

Sales Charge

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                    Sales Charge as a
                                      Percentage of
                                   ....................
                                                 Net    Dealer Concession
                                   Offering     Amount       as % of
Investment                          Price      Invested  Offering Price
--------------------------------------------------------------------------
Less than $50,000                    5.75%      6.10%         5.00%
 ..........................................................................
$50,000 but less than $100,000       4.50%      4.71%         3.75%
 ..........................................................................
$100,000 but less than $250,000      3.50%      3.63%         2.75%
 ..........................................................................
$250,000 but less than $500,000      2.50%      2.56%         2.00%
 ..........................................................................
$500,000 but less than $1 million    2.00%      2.04%         1.60%
 ..........................................................................
$1 million or more and certain
other investments described below  see below   see below     see below

Purchases Not Subject to Sales Charge

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY
BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

Reducing Your Sales Charge

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

Plan of Distribution

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of ex-penses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain

14   Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

Other Compensation to Dealers

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

How to Sell Shares

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 Through Your Dealer (certain charges may apply)

 . Shares held for you in your dealer's name must be sold through the dealer.

 Writing to American Funds Service Company

 . Requests must be signed by the registered shareholder(s)

 . A signature guarantee is required if the redemption is:

   -- Over $50,000;

   -- Made payable to someone other than the registered shareholder(s); or

   -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . Additional documentation may be required for sales of shares held in corpo-rate, partnership or fiduciary accounts.

 Telephoning or Faxing American Funds Service Company, or by using American FundsLine(R) or American FundsLine OnLine(R):

 . Redemptions by telephone or fax (including American FundsLine and American
   FundsLine OnLine) are limited to $50,000 per shareholder each day

 . Checks must be made payable to the registered shareholder

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

                           Capital World Growth and Income Fund / Prospectus  15

--------------------------------------------------------------------------------

Transactions by Telephone, Fax, American FundsLine(R), or American FundsLine OnLine(R)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your ac-count(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided Amer-ican Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fradulent instructions.

16  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

The fund intends to pay dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to pur-chase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

Tax Consequences

Dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the fund with a certified correct taxpayer identification num-ber (generally your Social Security Number) and certify that you are not sub-ject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from divi-dends paid to certain nonresident alien, non-U.S. partnership and non-U.S. cor-poration shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

                           Capital World Growth and Income Fund / Prospectus  17

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been au-dited by PricewaterhouseCoopers LLP, whose report, along with the fund's finan-cial statements, are included in the statement of additional information, which is available upon request.

                                       Year ended November 30
                                       .......................
                                1998    1997        1996        1995     1994
                        --------------------------------------------------------
Net asset value,
beginning of period            $25.89   $23.77      $20.22      $17.81  $17.00
--------------------------------------------------------------------------------
Income From Investment
Operations:
Net investment income             .59     .640         .70         .61     .52
 ................................................................................
Net gains or losses on
securities (both realized and
unrealized)                      3.12    3.045        3.91        2.72     .75
 ................................................................................
Total from investment
operations                       3.71    3.685        4.61        3.33    1.27
--------------------------------------------------------------------------------
Less Distributions:
Dividends (from net
investment income)               (.58)   (.650)/1/    (.72)/1/    (.63)   (.46)
 ................................................................................
Distributions (from capital
gains)                          (1.87)   (.915)       (.34)       (.29)     --
 ................................................................................
Total distributions             (2.45)  (1.565)      (1.06)       (.92)   (.46)
--------------------------------------------------------------------------------
Net asset value,
end of period                  $27.15   $25.89      $23.77      $20.22  $17.81
 ................................................................................
Total return2                  15.51%   16.36%      23.67%      19.41%   7.51%
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year
(in millions)                  $8,515   $7,207      $5,139      $3,611  $2,784
 ................................................................................
Ratio of expenses to
average net assets               .78%     .82%        .85%        .88%    .87%
 ................................................................................
Ratio of net income
to average net assets           2.25%    2.53%       3.28%       3.24%   3.11%
 ................................................................................
Portfolio turnover rate        39.44%   32.41%      30.18%      25.50%  18.66%

/1/ Includes 0.2 cents and 1.5 cents realized non-U.S. currency gains treated as ordinary income in 1997 and 1996, respectively, for federal income tax purposes.

/2/ Excludes maximum sales charge of 5.75%.


18  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------


NOTES

                           Capital World Growth and Income Fund / Prospectus  19

--------------------------------------------------------------------------------

NOTES

20  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------
NOTES

                           Capital World Growth and Income Fund / Prospectus  21

  For Shareholder           For Retirement Plan                   For Dealer
  Services                  Services                              Services
  American Funds            Call your employer or                 American Funds
  Service Company           plan administrator                    Distributors
  800/421-0180                                                    800/421-9900 ext. 11

                            For 24-hour Information

     American                                     American Funds
     FundsLine(R)                                 Internet Web site
     800/325-3590                                 http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for
 verification, recordkeeping and quality assurance purposes.
 ------------------------------------------------------------
 Multiple Translations

 This prospectus may be translated into other languages. If
 there are any inconsistencies or ambiguities, the English
 text will prevail.
 ------------------------------------------------------------
 OTHER FUND INFORMATION

 Annual/Semi-Annual Report to Shareholders

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 Statement of Additional Information (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington,
 D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

 Code of Ethics

 Includes a description of the fund's personal investing policy.

 To request a free copy of any of the documents above:

   Call American Funds   or      Write to the Secretary of
   Service Company               the fund
   800/421-0180 ext. 1           333 South Hope Street
                                 Los Angeles, California
                                 90071

 Investment Company File No. 811-7338      Printed on recycled paper

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Vincent P. Corti
Vincent P. Corti
Secretary

[The American Funds Group(r)]

CAPITAL WORLD GROWTH AND INCOME FUND(SM)

PROSPECTUS


February 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

Capital World Growth and Income Fund
333 South Hope Street
Los Angeles, California 90071

TICKER SYMBOL: CWGIX           NEWSPAPER ABBREV.: CapWGr            FUND NO.: 33

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Risk/Return Summary                                         2
 ................................................................................
Fees and Expenses of the Fund                               5
 ................................................................................
Investment Objective, Strategies and Risks                  6
 ................................................................................
Year 2000                                                   9
 ................................................................................
Management and Organization                                10
 ................................................................................
Shareholder Information                                    12
 ................................................................................
Purchase and Exchange of Shares                            13
 ................................................................................
Distribution Arrangements                                  17
 ................................................................................
Financial Highlights                                       18
--------------------------------------------------------------------------------

 33-010-0299/RRD

                            Capital World Growth and Income Fund / Prospectus  1

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of well-established companies located around the world.


The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that are more resilient to market declines. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to certain events, such as changes in securities markets or economic conditions. In addition, the prices of equity securities held by the fund may be affected by events specifically involving the issuers of these securities.


Although all securities in the fund's portfolio, including U.S. securities, may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

2    Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

Investment Results

The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.


[BAR CHART APPEARS HERE]

Measurement Period             FUND
(Calendar Year)              RESULTS
-------------------          ----------
      1994                     1.22
      1995                    21.39
      1996                    21.55
      1997                    17.99
      1998                    16.20

 The fund's highest/lowest quarterly results during this time period were:

X  Highest 15.02% (quarter ended December 31, 1998)
X  Lowest -9.65% (quarter ended September 30, 1998)


                            Capital World Growth and Income Fund / Prospectus  3

--------------------------------------------------------------------------------

For periods ended December 31, 1998:

Average
Annual         The fund with
Total          maximum sales      MSCI     Lipper
Return       charge deducted/1/ World/2/ Average/3/
--------------------------------------------------------------------------------
One Year            9.50%        24.80%    14.34%
 ................................................................................
Five Years         14.06%        16.19%    12.22%
 ................................................................................
Lifetime/4/        16.04%        16.62%    14.29%

Yield/1/: 2.11%
(For current yield information call American FundsLine(R) at 1-800-325-3590)

/1/ These fund results were calculated according to a formula which requires that the maximum sales charge of 5.75% be deducted. Results would be higher if they were calculated at net asset value.

/2/ Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Global Stock Fund Average consists of funds that invest at least
    25% of their portfolios in securities traded outside the U.S. and may own U.S. securities. Sales charges and commissions are not reflected in the results of the underlying funds.

/4/ The fund began investment operations on March 26, 1993.


4  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholders Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                       5.75%/1/
 ................................................................................
Maximum sales charge imposed on reinvested dividends         0%
 ................................................................................
Maximum deferred sales charge                                0%/2/
 ................................................................................
Redemption or exchange fees                                  0%

/1/ Sales charges are reduced or eliminated for larger purchases.

/2/ A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

Annual Fund Operating Expenses
(expenses that are deducted from the fund assets)

--------------------------------------------------------------------------------
Management Fees                                           0.43%
 ................................................................................
Service (12b-1) Fees                                      0.23%*
 ................................................................................
Other Expenses                                            0.12%
 ................................................................................
Total Annual Fund Operating Expenses                      0.78%

*12b-1 expenses may not exceed 0.30% of the fund's average net assets annually.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------

One year                                                $  650
 ................................................................................
Three years                                             $  810
 ................................................................................
Five years                                              $  983
 ................................................................................
Ten years                                               $1,486

                            Capital World Growth and Income Fund / Prospectus  5

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with long-term growth of cap-ital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability and currency fluctuations. In-vestments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administra-tive difficulties such as delays in clearing and settling portfolio transac-tions.

The fund may also invest in cash or cash equivalents of any issuer. The fund may invest in cash and cash equivalents to any extent deemed appropriate, in response to abnormal market conditions. The extent of the fund's cash position will depend on market conditions, fund purchases and redemptions, and other factors. In addition, for temporary defensive purposes, the fund may invest substantially in debt securities and/or money market instruments of issuers based around the world. This may detract from the achievement of the fund's ob-jective over the short-term or it may protect the fund during a market down-turn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they no longer represent good long-term value.

6  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

Additional Investment Results

(For periods ended December 31, 1998)

Average
Annual
Total        The fund with no   MSCI     Lipper
Return        sales charge/1/ World/2/ Average/3/
------------------------------------------------------
One Year          16.20%       24.80%    14.34%
 ......................................................
Five Years        15.41%       16.19%    12.22%
 ......................................................
Lifetime/4/       17.24%       16.62%    14.29%

/1/ These fund results were calculated according to a formula that is required for all stock and bond funds.

/2/ Morgan Stanley Capital International World Index measures 23 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Global Stock Fund Average consists of funds that invest at least
    25% of their portfolios in securities traded outside the U.S. and may own U.S. securities. Sales charges and commissions are not reflected in the results of the underlying funds.

/4/ The fund began investment operations on March 26, 1993.


                            Capital World Growth and Income Fund / Prospectus  7

--------------------------------------------------------------------------------

The following chart illustrates the industry mix of the funds investment portfolio as of the ned of the fund's fiscal year, November 30, 1998.
                           Largest Industry Holdings

Telecommunications                    14.9%
 ............................................
Banking                                9.3%
 ............................................
Utilities: Electric & Gas              4.9%
 ............................................
Beverages & Tobacco                    4.8%        [PIE CHART APPEARS HERE]
 ............................................
Business & Public Services             3.7%
 ............................................
Other Industries                      45.3%
 ............................................
Bonds & Notes                          1.1%
 ............................................
Cash & Equivalents                    16.0%
 ............................................

Percent Invested                   Percent of
by Country                         Net Assets
---------------------------------------------
Europe                                35.6%
 United Kingdom                       11.9
 Germany                               5.0
 Italy                                 3.6
 France                                3.2
 Netherlands                           3.2
 Sweden                                2.1
 Spain                                 1.5
 Denmark                               1.1
 Switzerland                            .9
 Finland                                .7
 Portugal                               .6
 Norway                                 .5
 Other Europe                          1.3
 ............................................
The Americas                          33.6%
 United States                        27.1
 Canada                                3.9
 Argentina                             1.3
 Brazil                                 .7
 Other Americas                         .6
 ............................................
Asia/Pacific                          12.4%
 Australia                             4.0
 Japan                                 3.9
 Hong Kong                             2.3
 Philippines                           1.0
 New Zealand                            .9
 Other Asia/Pacific                     .3
 ............................................
Other                                  1.3%
 South Africa                           .7
 Supranational                          .6
 ............................................
Bonds, Cash & Equivalents             17.1%
 ............................................

Ten Largest
Individual                         Percent of
Holdings                           Net Assets
---------------------------------------------
Telecom Italia                        2.49%
 ............................................
Deutsche Telekom                      1.84
 ............................................
Mannesmann                            1.27
 ............................................
Imperial Tobacco                      1.16
 ............................................
Telefonica                            1.15
 ............................................
ING Groep                             1.13
 ............................................
Astra                                 1.06
 ............................................
Tele Danmark                           .87
 ............................................
RJR Nabisco Holdings                   .85
 ............................................
Philip Morris                          .85
 ............................................

Because the fund is actively managed, its holdings will change from time to time.

8  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

                            Capital World Growth and Income Fund / Prospectus  9

--------------------------------------------------------------------------------

MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Capital World Growth and Income Fund are listed on the following page.

10  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

                                                       Approximate Years of
                                                           Experience as
                                                     an Investment Professional
                                                            (including
                                                          the last five
                                                              years)
                                                     ..........................

                                   Years of Experience
                                           as
                                   Portfolio Counselor
                                      (and Research
   Portfolio                        Professional, if
  Counselors                         applicable) for   With Capital
  for Capital                         Capital World    Research and
     World                          Growth and Income   Management
  Growth and                              Fund          Company or
  Income Fund    Primary Title(s)     (approximate)     Affiliates   Total Years
 -------------------------------------------------------------------------------
 Thierry        Chairman of the    6 years (since the  36 years      36 years
 Vandeventer    Board              fund began
                of the fund.       operations)
                Director, Capital
                Research and
                Management Company
 -------------------------------------------------------------------------------
 Stephen E.     Senior Vice        6 years (since the  26 years      33 years
 Bepler         President of       fund began
                the fund. Senior   operations)
                Vice President,
                Capital
                Research Company*
 -------------------------------------------------------------------------------
 Mark E.        Senior Vice        6 years (since the  17 years      17 years
 Denning        President of       fund began
                the fund.          operations)
                Director,
                Capital Research
                and Management
                Company
 -------------------------------------------------------------------------------
 Janet A.       Senior Vice        6 years (since the  17 years      23 years
 McKinley       President of       fund began
                the fund.          operations)
                Director,
                Capital Research
                and Management
                Company
 -------------------------------------------------------------------------------
 Carl M.        Vice President of  1 year (plus 5      8 years       12 years
 Kawaja         the                years as a
                fund. Vice         research
                President, Capital professional prior
                Research           to becoming a
                Company*           portfolio
                                   counselor for the
                                   fund)
 -------------------------------------------------------------------------------
 Gregg E.       Senior Vice        6 years             27 years      27 years
 Ireland        President, Capital
                Research and
                Management Company
 -------------------------------------------------------------------------------

 The fund began investment operations on March 26, 1993.
 * Company affiliated with Capital Research and Management Company.


                           Capital World Growth and Income Fund / Prospectus  11

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

Shareholder Services

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                 American Funds Service Company Service Areas

      [MAP OF AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS APPEARS HERE]

  WESTERN SERVICE       WESTERN CENTRAL       EASTERN CENTRAL       EASTERN SERVICE
  CENTER                SERVICE CENTER        SERVICE CENTER        CENTER
  American Funds        American Funds        American Funds        American Funds
  Service Company       Service Company       Service Company       Service Company
  P.O. Box 2205         P.O. Box 659522       P.O. Box 6007         P.O. Box 2280
  Brea, California      San Antonio, Texas    Indianapolis,         Norfolk, Virginia
  92822-2205            78265-9522            Indiana               23501-2280
  Fax: 714/671-7080     Fax: 210/474-4050     46206-6007            Fax: 757/670-4773
                                              Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE
FUND'S STATEMENT OF ADDITIONAL INFORMATION.In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

YOU MAY INVEST IN THE FUND THROUGH VARIOUS RETIREMENT PLANS. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

12  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

PURCHASE AND EXCHANGE OF SHARES

Purchase

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

Exchange

You may exchange your shares into other funds in The American Funds Group gen-erally without a sales charge. Exchange of shares from the money market funds initially purchased without a sales charge generally will be subject to the ap-propriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regard-ing electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

Investment Minimums

----------------------------------------------------------------------
To establish an account                                        $1,000
 For a retirement plan account                                 $  250
 For a retirement plan account through payroll deduction       $   25
To add to an account                                           $   50
 For a retirement plan account through payroll deduction       $   25

Share Price

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, mar-ket prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the securi-ty.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and ac-cepts your request. The offering price is the net asset value plus a sales charge, if applicable.

                           Capital World Growth and Income Fund / Prospectus  13

--------------------------------------------------------------------------------

Sales Charge

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                    Sales Charge as a
                                      Percentage of
                                   ....................
                                                 Net    Dealer Concession
                                   Offering     Amount       as % of
Investment                          Price      Invested  Offering Price
--------------------------------------------------------------------------
Less than $50,000                    5.75%      6.10%         5.00%
 ..........................................................................
$50,000 but less than $100,000       4.50%      4.71%         3.75%
 ..........................................................................
$100,000 but less than $250,000      3.50%      3.63%         2.75%
 ..........................................................................
$250,000 but less than $500,000      2.50%      2.56%         2.00%
 ..........................................................................
$500,000 but less than $1 million    2.00%      2.04%         1.60%
 ..........................................................................
$1 million or more and certain
other investments described below  see below   see below     see below

Purchases Not Subject to Sales Charge

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY
BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

Reducing Your Sales Charge

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

Plan of Distribution

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of ex-penses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain

14   Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

Other Compensation to Dealers

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

How to Sell Shares

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 Through Your Dealer (certain charges may apply)

 . Shares held for you in your dealer's name must be sold through the dealer.

 Writing to American Funds Service Company

 . Requests must be signed by the registered shareholder(s)

 . A signature guarantee is required if the redemption is:

   -- Over $50,000;

   -- Made payable to someone other than the registered shareholder(s); or

   -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . Additional documentation may be required for sales of shares held in corpo-rate, partnership or fiduciary accounts.

 Telephoning or Faxing American Funds Service Company, or by using American FundsLine(R) or American FundsLine OnLine(R):

 . Redemptions by telephone or fax (including American FundsLine and American
   FundsLine OnLine) are limited to $50,000 per shareholder each day

 . Checks must be made payable to the registered shareholder

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

                           Capital World Growth and Income Fund / Prospectus  15

--------------------------------------------------------------------------------

Transactions by Telephone, Fax, American FundsLine(R), or American FundsLine OnLine(R)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your ac-count(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided Amer-ican Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fradulent instructions.

16  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

The fund intends to pay dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to pur-chase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

Tax Consequences

Dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the fund with a certified correct taxpayer identification num-ber (generally your Social Security Number) and certify that you are not sub-ject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from divi-dends paid to certain nonresident alien, non-U.S. partnership and non-U.S. cor-poration shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

                           Capital World Growth and Income Fund / Prospectus  17

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been au-dited by PricewaterhouseCoopers LLP, whose report, along with the fund's finan-cial statements, are included in the statement of additional information, which is available upon request.

                                       Year ended November 30
                                       .......................
                                1998    1997        1996        1995     1994
                        --------------------------------------------------------
Net asset value,
beginning of period            $25.89   $23.77      $20.22      $17.81  $17.00
--------------------------------------------------------------------------------
Income From Investment
Operations:
Net investment income             .59     .640         .70         .61     .52
 ................................................................................
Net gains or losses on
securities (both realized and
unrealized)                      3.12    3.045        3.91        2.72     .75
 ................................................................................
Total from investment
operations                       3.71    3.685        4.61        3.33    1.27
--------------------------------------------------------------------------------
Less Distributions:
Dividends (from net
investment income)               (.58)   (.650)/1/    (.72)/1/    (.63)   (.46)
 ................................................................................
Distributions (from capital
gains)                          (1.87)   (.915)       (.34)       (.29)     --
 ................................................................................
Total distributions             (2.45)  (1.565)      (1.06)       (.92)   (.46)
--------------------------------------------------------------------------------
Net asset value,
end of period                  $27.15   $25.89      $23.77      $20.22  $17.81
 ................................................................................
Total return2                  15.51%   16.36%      23.67%      19.41%   7.51%
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year
(in millions)                  $8,515   $7,207      $5,139      $3,611  $2,784
 ................................................................................
Ratio of expenses to
average net assets               .78%     .82%        .85%        .88%    .87%
 ................................................................................
Ratio of net income
to average net assets           2.25%    2.53%       3.28%       3.24%   3.11%
 ................................................................................
Portfolio turnover rate        39.44%   32.41%      30.18%      25.50%  18.66%

/1/ Includes 0.2 cents and 1.5 cents realized non-U.S. currency gains treated as ordinary income in 1997 and 1996, respectively, for federal income tax purposes.

/2/ Excludes maximum sales charge of 5.75%.


18  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------


NOTES

                           Capital World Growth and Income Fund / Prospectus  19

--------------------------------------------------------------------------------

NOTES

20  Capital World Growth and Income Fund / Prospectus

--------------------------------------------------------------------------------
NOTES

                           Capital World Growth and Income Fund / Prospectus  21

  For Shareholder           For Retirement Plan                   For Dealer
  Services                  Services                              Services
  American Funds            Call your employer or                 American Funds
  Service Company           plan administrator                    Distributors
  800/421-0180                                                    800/421-9900 ext. 11

                            For 24-hour Information

     American                                     American Funds
     FundsLine(R)                                 Internet Web site
     800/325-3590                                 http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for
 verification, recordkeeping and quality assurance purposes.
 ------------------------------------------------------------
 Multiple Translations

 This prospectus may be translated into other languages. If
 there are any inconsistencies or ambiguities, the English
 text will prevail.
 ------------------------------------------------------------
 OTHER FUND INFORMATION

 Annual/Semi-Annual Report to Shareholders

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 Statement of Additional Information (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington,
 D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

 Code of Ethics

 Includes a description of the fund's personal investing policy.

 To request a free copy of any of the documents above:

   Call American Funds   or      Write to the Secretary of
   Service Company               the fund
   800/421-0180 ext. 1           333 South Hope Street
                                 Los Angeles, California
                                 90071

 Investment Company File No. 811-7338      Printed on recycled paper

                   CAPITAL WORLD GROWTH AND INCOME FUND, INC.
                                  Part B
                      Statement of Additional Information
                               FEBRUARY 1,  1999

This document is not a prospectus but should be read in conjunction with the current prospectus of Capital World Growth and Income Fund, Inc. (the "fund") dated February 1, 1999. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                   Capital World Growth and Income Fund, Inc.
                           Attention:  Secretary
                           333 South Hope Street
                           Los Angeles, CA  90071
                               (213) 486-9200

 Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

Item                                                        Page No.


Certain Investment Limitations and Guidelines               2
Description of Certain Securities and Investment Techniques   2
Fundamental Policies and Investment Restrictions            6
Fund Organization                                           8
Fund Directors and Officers                                 9
Management                                                  13
Dividends, Distributions and Federal Taxes                  15
Purchase of Shares                                          19
Selling Shares                                              25
Shareholder Account Services and Privileges                 27
Execution of Portfolio Transactions                         29
General Information                                         30
Investment Results and Related Statistics                   31
Description of Ratings for Debt Securities                  33
Financial Statements                                         Attached

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES
The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

DEBT SECURITIES

- The fund may invest up to 10% of its assets in debt securities rated Baa or BBB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality.

NON-U.S. SECURITIES

- The fund will invest in securities of issuers domiciled in at least three countries.

- No more than 40% of the fund's assets will be invested in issuers domiciled in any one country.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. Certain securities purchased by the fund, particularly smaller capitalization stocks, may involve large price swings and potential for loss.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest from time to time in the stocks of smaller companies (typically companies with market capitalizations of less than $1.2 billion at the time of purchase). Capital Research and Management Company (the "Investment Adviser") believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities or larger capitalization companies.

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest up to 10% of its assets in debt securities rated Baa or BBB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by the Investment Adviser. The fund does not currently intend to invest more than 5% of its assets in bonds rated Ba and BB or below or in unrated securities that are determined to be of equivalent quality. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

 SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly-leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

 PAYMENT EXPECTATIONS -- High-yield, high-risk bonds, like other bonds, may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond is likely to decrease in a rising interest rate market, as is generally true with all bonds.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

OTHER SECURITIES -- The fund may also invest in securities that have equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa.

Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the issuer's credit quality.

INVESTING IN VARIOUS COUNTRIES -- The fund has the ability to invest outside the U.S. Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

The fund does not intend to emphasize any particular country or region in making its investments. Under normal market conditions, the fund will invest in securities of issuers determined by the Investment Adviser to be domiciled in at least three countries, with no more than 40% of its assets invested in issuers domiciled in any one country. (In determining the domicile of an issuer, the Investment Adviser takes into account such factors as where the company is legally organized, maintains its principal corporate offices, or conducts its principal operations.) For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S. dollars or whose issuers are domiciled in the United States. Securities denominated in U.S. dollars include American Depositary Receipts and European Depositary Receipts. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to hedge against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of a currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited. For purposes of Investment Restriction number five, under "Investment Restrictions" below, repurchase agreements maturing in excess of seven days are considered not readily marketable. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets in repurchase agreements.


U.S. GOVERNMENT SECURITIES -- From time to time, the fund may invest in U.S. government securities. Securities guaranteed by the U.S. government include:
(1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

Certain securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, such securities generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer and others are supported only by the credit of the issuing government agency or instrumentality.

CASH EQUIVALENTS -- The fund invests in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months in the case of U.S. government securities). These include: (1) commercial paper (notes issued by corporations or governmental bodies); (2) certificates of deposit and banker's acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity); (3) savings association and bank obligations; (4) securities of the U.S. Government, its agencies or instrumentalities; and (5) corporate bonds and notes.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss beginning on the date of the agreement.

As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by law as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. The fund may not:

 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

 2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from engaging in currency-related options and forward or futures contracts);

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days or securities traded outside the U.S. for which there is no recognized exchange or active and substantial over-the-counter market) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6. Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940 as amended (the "1940 Act");

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage;

 10. Pledge or hypothecate assets in excess of one-third of the fund's total assets; or

 11. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (except for currency options).

For purposes of Investment Restriction number 7, the fund does not currently intend (at least for the next 12 months) to loan portfolio securities or invest in securities or other instruments backed by real estate.

NON-FUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval.

 1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

 2. The fund does not currently intend (at least for the next 12 months) to purchase securities on margin, except that margin payments in connection with currency-related transactions shall not constitute purchasing securities on margin.

 3. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer (other than securities issued or guaranteed by the governments of any country or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

 4. The fund does not currently intend (at least for the next 12 months) to invest in oil, gas, or other mineral exploration or development programs or leases.

 5. The fund does not currently intend (at least for the next 12 months) to purchase the securities of any issuer if those officers and Directors of the fund, its Investment Adviser or principal underwriter who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

 6. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets, valued at the lower of cost or market at the time of purchase, in warrants, including not more than 2% of such net assets in warrants that are not listed on a major stock exchange. However, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

 7. Although the fund has no current intention of purchasing securities of other investment companies (at least for the next 12 months), it has the ability to invest up to 5% of its total assets in shares of closed-end investment companies. Additionally, the fund would not acquire more than 3% of the outstanding voting securities of any one closed-end investment company.
(To the extent that the fund invests in another investment company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.) Notwithstanding this restriction, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors and to the extent such investments are allowed by an exemptive order granted by the U.S. Securities and Exchange Commission.

 8. The fund does not currently intend (at least for the next 12 months) to invest more than 5% of its net assets in restricted securities (excluding Rule 144A securities).

 9. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

                               FUND ORGANIZATION

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on November 4, 1992.

All fund operations are supervised by the fund's Board of Directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by the Investment Adviser or its affiliates are paid certain fees for services rendered to the fund as described in "Fund Directors and Officers - Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                          FUND DIRECTORS AND OFFICERS
                      DIRECTORS AND DIRECTOR COMPENSATION

NAME, ADDRESS       POSITION         PRINCIPAL           AGGREGATE               TOTAL                   TOTAL
AND AGE             WITH             OCCUPATION(S)       COMPENSATION            COMPENSATION            NUMBER
                    REGISTRANT       DURING              (INCLUDING              (INCLUDING              OF FUND
                                     PAST 5 YEARS        VOLUNTARILY             VOLUNTARILY             BOARDS
                                                         DEFERRED                DEFERRED                ON WHICH
                                                         COMPENSATION/1/)        COMPENSATION/1/)        DIRECTOR
                                                         FROM THE FUND           FROM ALL FUNDS          SERVES
                                                         DURING FISCAL           MANAGED BY              /2/
                                                         YEAR ENDED              CAPITAL RESEARCH
                                                         11/30/98                AND
                                                                                 MANAGEMENT
                                                                                 COMPANY OR ITS
                                                                                 AFFILIATES/2/
                                                                                 FOR THE YEAR
                                                                                 ENDED 11/30/98

H. Frederick        Director         Private             $15,950/4/              $189,650                18
Christie                             Investor;
P.O. Box 144                         former
Palos Verdes                         President and
Estates, CA                          Chief
90274                                Executive
Age:  65                             Officer, The
                                     Mission Group
                                     (non-utility
                                     holding
                                     company,
                                     subsidiary of
                                     Southern
                                     California
                                     Edison
                                     Company)

+Paul G.            President        Executive           None/3/                 None/3/                 14
Haaga, Jr.          and              Vice
333 South           Director         President and
Hope Street                          Director,
Los Angeles,                         Capital
CA  90071                            Research and
Age:  50                             Management
                                     Company

Mary Myers          Director         Private             $15,050/4/              $102,950                5
Kauppila                             Investor;
One Winthrop                         former Owner
Square                               and
Boston, MA                           President,
02110                                Energy
Age:  44                             Investment,
                                     Inc.

Gail L. Neale       Director         President,          $15,050/4/              $65,450                 5
The Lovejoy                          The Lovejoy
Consulting                           Consulting
Group                                Group, Inc.;
154 Prospect                         former
Parkway                              Executive
Burlington,                          Vice
VT  05401                            President of
Age:  63                             the Salzburg
                                     Seminar;
                                     former
                                     Director of
                                     Development
                                     and the
                                     Capital
                                     Campaign,
                                     Hampshire
                                     College

Robert J.           Director         Chichele            $15,050                 $40,150                 3
O'Neill                              Professor of
Whitney, OXON                        the History
United                               of War and
Kingdom                              Fellow of All
Age:  62                             Souls
                                     College,
                                     University of
                                     Oxford

Donald E.           Director         Retired;            $15,050/4/              $74,950                 4
Petersen                             former
255 East                             Chairman of
Brown                                the Board and
Birmingham,                          Chief
MI  48009                            Executive
Age:  72                             Officer, Ford
                                     Motor Company

Stefanie            Director         Actor;              $15,050                 $31,850                 2
Powers                               President,
2661 Hutton                          William
Drive                                Holden
Beverly                              Wildlife
Hills, CA                            Foundation
90210
Age:  56

Frank Stanton       Director         Retired;            $15,950                 $33,550                 2
25 West 52nd                         former
Street                               President,
New York, NY                         CBS Inc.
10019                                (1946-1973)
Age:  90

+Thierry            Chairman         Director,           None/3/                 None/3/                 2
Vandeventer         of the           Capital
3 Place des Bergues   Board and        Research and
1201 Geneva,        Principal        Management
Switzerland         Executive        Company
Age:  63            Officer

Charles Wolf,       Director         Economic            $15,550                 $31,150                 2
Jr.                                  Adviser and
1700 Main                            Corporate
Street                               Fellow in
Santa Monica,                        International
CA  90407                            Economics,
Age:  74                             The RAND
                                     Corporation


+ Directors who are considered "interested persons" of the fund as defined in the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

 1 Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the Director.

 2 Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities
Fund and Washington Mutual Investors Fund, Inc.   Capital Research and
Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; Endowments, Inc. whose shareholders are limited to (i) any entity exempt from taxation under Section 501 (c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the presnet or future beneficiary of which is a 501 (c)(3) organization, and
(iii) any other entitiy formed for the primary purpose of benefiting a 501
(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Paul G. Haaga, Jr. and Thierry Vandeventer are affiliated with the Investment Adviser and, accordingly, receive no remuneration from the fund.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended November 30, 1998 for participating Directors is as follows: H. Frederick Christie ($47,460); Mary Myers Kauppila ($99,209); Gail L. Neale ($64,516); Donald E. Petersen ($52,504). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.


                                    OFFICERS

NAME AND ADDRESS          AGE     POSITION(S)         PRINCIPAL
                                  HELD WITH           OCCUPATION(S) DURING
                                  REGISTRANT          PAST 5 YEARS

Thierry Vandeventer
 (see above)

Paul G. Haaga, Jr.
 (see above)

Larry P. Clemmensen       51      Senior Vice         Senior Vice President
333 South Hope                    President           and Director,
Street                                                Capital Research and
Los Angeles, CA                                       Management Company;
90071                                                 President and
                                                      Director, The Capital
                                                      Group Companies, Inc.

Stephen E. Bepler         56      Senior Vice         Senior Vice President,
630 Fifth Avenue                  President           Capital Research
New York, NY  10111                                   Company

Mark E. Denning           41      Senior Vice         Director, Capital
                                  President           Research and
25 Bedford Street                                     Management Company;
London, England                                       Senior Vice President
WC2E 9HN                                              and Director, Capital
                                                      Research Company

Janet A. McKinley         44      Senior Vice         Director, Capital
630 Fifth Avenue                  President           Research and
New York, NY  10111                                   Management Company;
                                                      Senior Vice President,
                                                      Capital Research
                                                      Company

Carl M. Kawaja            34      Vice                Vice President,
P.O. Box 7650                     President           Capital Research
San Francisco, CA                                     Company
94120

Vincent P. Corti          42      Secretary           Vice President - Fund
333 South Hope                                        Business Management
Street                                                Group, Capital
Los Angeles, CA                                       Research and
90071                                                 Management Company

R. Marcia Gould           44      Treasurer           Vice President - Fund
135 S. State                                          Business Management
College Blvd.                                         Group, Capital
Brea, CA  92821                                       Research and Management  Company

Diana J. Prohoroff        49      Assistant           Assistant Vice
135 S. State                      Treasurer           President -  Fund
College Blvd.                                         Business Management
Brea, CA  92821                                       Group, Capital
                                                      Research and Management  Company


All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any Director or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $12,500 per annum to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of January 1, 1999 the officers and Directors of the fund and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information on more than 2,400 companies around the world.

The Investment Adviser is responsible for managing more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser is dated February 1, 1993. The Agreement will continue in effect until October 31, 1999, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive and related administrative functions of the fund, provides suitable office space, necessary small office equipment and telephone facilities and utilities, and general purpose forms, supplies, stationery and postage used at the office of the fund relating to the services furnished by the Investment Adviser.

The Investment Adviser agrees that in the event the expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or regulations, will reimburse the fund in the amount of such excess.

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.60% of the first $500 million of average net assets; 0.50% of such assets in excess of $500 million but not exceeding $1 billion; 0.46% of such assets in excess of $1 billion but not exceeding $1.5 billion; 0.43% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.41% of such assets in excess of $2.5 billion but not exceeding $4 billion; 0.40% of such assets in excess of $4 billion but not exceeding $6.5 billion; and 0.395% of such assets in excess of $6.5 billion. For the fiscal years ended November 30, 1998, 1997 and 1996, the Investment Adviser received advisory fees of $34,372,000, $27,481,000 and $19,343,000, respectively.

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act . The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares for the fiscal year ended November 30, 1998 amounted to $5,280,000 after allowance of $25,992,000 to dealers. During the fiscal years ended November 30, 1997 and 1996, the Principal Underwriter retained $7,994,000 and $4,496,000 after allowance of $40,304,000 and $22,759,000, respectively.

As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The Officers and Directors who are interested persons of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not "interested persons" of the fund are committed to the discretion of the Directors who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, or a community foundation).

Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended November 30, 1998, the fund paid or accrued $18,262,000 for compensation to dealers under the Plan.

The Glass-Stegall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it generally will be taxed only on that portion of the investment company taxable income which it retains.

To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

Distributions of investment company taxable income, including short-term capital gains, generally are taxable to the shareholder as ordinary income, regardless of whether such distributions are paid in cash or reinvested in additional shares of the fund. A capital gain distribution, whether paid in cash or reinvested in shares, is taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held the shares or whether such gain was realized by the fund before the shareholder acquired such shares and was reflected in the price paid for the shares.

The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

Except for transactions the fund has identified as hedging transactions, the fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on forward currency contracts as of the end of the year as well as those actually realized during the year.

Sales of forward currency contracts which are intended to hedge against a change in the value of securities or currencies held by the fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition. It is anticipated that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

The amount of any realized gain or loss on closing out forward currency contracts such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Code Section 988 may also apply to forward currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

The fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fund's fiscal year) on forward currency contract transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments.

Under the Code, the fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

The fund's dividends will be based on its income for federal tax purposes. Because some gains and losses from currency fluctuation are deemed to be income or loss for federal tax purposes, the fund's dividends may be more or less than interest and dividends earned by the fund.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are therefore taxable in the current calendar year even if the fund pays the dividend after December 31 but during January of the following year.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund in The American Funds Group, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, non-U.S. corporation or non-U.S. partnership (a non-U.S. shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a non-U.S. shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20%; and, the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax liability of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an Individual Retirement Account ("IRA") each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. The maximum amount that an individual may contribute to all IRA's (deductible, nondeductible and Roth IRA's) per year is the lesser of $2,000 or the individual's compensation for the year. In some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax status.


                               PURCHASE OF SHARES

METHOD          INITIAL INVESTMENT           ADDITIONAL INVESTMENTS

                See "Investment              $50 minimum (except where a
                Minimums and Fund            lower minimum is noted under
                Numbers" for initial         "Investment Minimums and Fund
                investment minimums.         Numbers").

By              Visit any investment         Mail directly to your
contacting      dealer who is                investment dealer's address
your            registered in the            printed on your account
investment      state where the              statement.
dealer          purchase is made and
                who has a sales
                agreement with
                American Funds
                Distributors.

By mail         Make your check              Fill out the account
                payable to the fund          additions form at the bottom
                and mail to the              of a recent account
                address indicated on         statement, make your check
                the account                  payable to the fund, write
                application.  Please         your account number on your
                indicate an                  check, and mail the check and
                investment dealer on         form in the envelope provided
                the account                  with your account statement.
                application.

By              Please contact your          Complete the "Investments by
telephone       investment dealer to         Phone" section on
                open account, then           the account application or
                follow the procedures        American FundsLink
                for additional               Authorization Form.  Once you
                investments.                 establish the privilege, you,
                                             your financial advisor or any
                                             person with your account
                                             information can call American
                                             FundsLine(r) and make
                                             investments by telephone
                                             (subject to conditions noted
                                             in "Shareholder Account
                                             Services and Privileges -
                                             Telephone and Computer
                                             Purchases, Redemptions and
                                             Exchanges" below).

By              Please contact your          Complete the American
computer        investment dealer to         FundsLink Authorization Form.
                open account, then           Once you establish the
                follow the procedures        privilege, you, your
                for additional               financial adviser or any
                investments.                 person with your account
                                             information may access
                                             American FundsLine OnLine(r)
                                             on the Internet and make
                                             investments by computer
                                             (subject to conditions noted
                                             in "Shareholder Account
                                             Services and Privileges -
                                             Telephone and Computer
                                             Purchases, Redemptions and
                                             Exchanges" below).

By wire         Call 800/421-0180 to         Your bank should wire your
                obtain your account          additional investments in the
                number(s), if                same manner as described
                necessary.  Please           under "Initial Investment."
                indicate an
                investment dealer on
                the account.
                Instruct your bank to
                wire funds to:
                Wells Fargo Bank
                155 Fifth Street
                Sixth Floor
                San Francisco, CA
                94106
                (ABA #121000248)
                For credit to the
                account of:
                American Funds
                Service Company
                a/c #4600-076178
                (fund name)
                (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
REJECT ANY PURCHASE ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                              MINIMUM           FUND
                                                  INITIAL           NUMBER
                                                  INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                     $1,000            02

American Balanced Fund(r)                         500               11

American Mutual Fund(r)                           250               03

Capital Income Builder(r)                         1,000             12

Capital World Growth and Income Fund(sm)          1,000             33

EuroPacific Growth Fund(r)                        250               16

Fundamental Investors(sm)                         250               10

The Growth Fund of America(r)                     1,000             05

The Income Fund of America(r)                     1,000             06

The Investment Company of America(r)              250               04

The New Economy Fund(r)                           1,000             14

New Perspective Fund(r)                           250               07

SMALLCAP World Fund(r)                            1,000             35

Washington Mutual Investors Fund(sm)              250               01

BOND FUNDS

American High-Income Municipal Bond               1,000             40
Fund(r)

American High-Income Trust(sm)                    1,000             21

The Bond Fund of America(sm)                      1,000             08

Capital World Bond Fund(r)                        1,000             31

Intermediate Bond Fund of America(sm)             1,000             23

Limited Term Tax-Exempt Bond Fund of              1,000             43
America(sm)

The Tax-Exempt Bond Fund of America(r)            1,000             19

The Tax-Exempt Fund of California(r)*             1,000             20

The Tax-Exempt Fund of Maryland(r)*               1,000             24

The Tax-Exempt Fund of Virginia(r)*               1,000             25

U.S. Government Securities Fund(sm)               1,000             22

MONEY MARKET FUNDS

The Cash Management Trust of America(r)           2,500             09

The Tax-Exempt Money Fund of America(sm)          2,500             39

The U.S. Treasury Money Fund of                   2,500             49
America(sm)

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for IRAs. Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

Amount of Purchase                    SALES CHARGE AS             DEALER
at the Offering Price                 PERCENTAGE OF THE:          CONCESSION
                                                                  AS PERCENTAGE
                                                                  OF THE
                                                                  OFFERING
                                                                  PRICE

                                      NET AMOUNT     OFFERING
                                      INVESTED       PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                     6.10%          5.75%        5.00%

$50,000 but less than $100,000        4.71           4.50         3.75

BOND FUNDS

Less than $25,000                     4.99           4.75         4.00

$25,000 but less than $50,000         4.71           4.50         3.75

$50,000 but less than $100,000        4.17           4.00         3.25

STOCK, STOCK/BOND, AND BOND
FUNDS

$100,000 but less than                3.63           3.50         2.75
$250,000

$250,000 but less than                2.56           2.50         2.00
$500,000

$500,000 but less than                2.04           2.00         1.60
$1,000,000

$1,000,000 or more                    none           none         (see below)


PURCHASES NOT SUBJECT TO SALES CHARGES -- Investment of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchases. Investments by retirement plans, foundations or endowments with $50 million or more in assets and employer-sponsored defined contribution-type plans with 100 or more eligible employees made with no sales charge are not subject to a contingent deferred sales charge.

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, Inc., at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

 STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

 AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

 CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds.
Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

 RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

All portfolio securities of funds managed by Capital Research and Managment Company (other than money market funds) are valued, and the net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly, to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)
- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
-- Over $50,000;
-- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R)
- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(r)) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.


 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application).
-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; and for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

REDEMPTION OF SHARES -- The Transfer Agent may redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders, (determined, for this purpose only as the greater of the shareholder's cost or current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gains distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments into the American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. American Funds Service Company will then invest your money into the fund you specified on or around the date you specified. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to American Funds Service Company.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:

 (a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

 (b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

 (c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine OnLine(sm) (see "American FundsLine(r) and American FundsLine OnLine(sm)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund or (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(sm)-- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) or American FundsLine OnLine(sm). To use this service, call 800/325-3590 from a TouchTone(tm) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(r)) or computer (including American FundsLine OnLine(sm)), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agent) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended November 30, 1998, 1997 and 1996 amounted to $9,076,000, $6,500,000 and
$5,545,000, respectively.

                               GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to subcustodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $5,574,000 for the fiscal year ended November 30, 1998.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since the fund's inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on November 30. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose selection is determined annually by the Board of Directors. In an effort to reduce the volume of mail shareholders receive form the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report, shareholders should contact the Transfer Agent.

YEAR 2000 -- The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- NOVEMBER 30, 1998

Net asset value and redemption price per share
(net assets divided by shares outstanding)                  $27.15
Maximum offering price per share
(100/94.25 of net asset value per share, which takes
into account the fund's current maximum sales load)         $28.81

SHAREHOLDER VOTING RIGHTS -- The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders holding a majority of the votes entitled to be cast, may remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors, as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                   INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield is 2.10% based on a 30-day (or one month) period ended November 30, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[(a-b/cd+1)/6/-1]

  Where: a = dividends and interest earned during the period.

   b = expenses accrued for the period (net of reimbursements).

   c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

   d = the maximum offering price per share on the last day of the period.

The fund's one year total return, five-year average annual compound return and lifetime average annual compound return for the periods ending November 30, 1998 were 8.86%, 14.99% and 15.79%, respectively. Total return (T) is computed by equating the value at the end of the period (ending redeemable value or ERV) of a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange
Commission:  P(1+T)/n/ = ERV.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period. Total return may be calculated for one year, five years, ten years and for other periods of years. The average annual total return over periods greater than one year may also be computed by utilizing ending values as determined above.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. For educational purposes, fund literature may contain discussions and/or illustrations of volatility, risk tolerance, asset allocation and investment strategies.

The fund may refer to results compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services and by the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including BARRONS, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

The fund may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

The fund may from time to time compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

EXPERIENCE OF INVESTMENT ADVISER -- Capital Research and Management Company manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1969 (138 in all) those funds have had better total returns than their comparable Lipper indexes in 128 of 138 periods.

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

BOND RATINGS -- The ratings of Moody's and S&P represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:

"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."

"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

S & P rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or impled 'BBB-' rating.

"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."

"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."

"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."

 "The rating 'C1' is reserved for income bonds on which no interest is being paid."

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

COMMERCIAL PAPER RATINGS -- S & P: "A-1" and "A-2" are the two highest commercial paper rating categories and are described as follows:

 "A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong."

 "A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'."

Moody's: "Prime-1" and "Prime-2" are the two highest commercial paper rating categories and are described as follows:

"Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  -  Leading market positions in well established industries.
  -  High rates of return on funds employed.
 - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
 - Broad margins in earning coverage of fixed financial charges and high internal cash generation.
 - Well established access to a range of financial markets and assured sources of alternate liquidity."

"Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained."


CAPITAL WORLD GROWTH & INCOME FUND
Investment Portfolio, November 30, 1998
 INVESTMENT MIX

Largest Industry Holdings

Equity Securities                                     82.9%

Telecommunications                                    14.9%
Banking                                                9.3%
Utilities: Electric & Gas                              4.9%
Beverages & Tobacco                                    4.8%
Business & Public Services                             3.7%
Other Industries                                      45.3%

Bonds & Notes                                          1.1%
Cash & Equivalents                                    16.0%


                                                                              Percent Change
10 Largest                                                       Percent of   in share price
Equity Holdings                                     Country    WGI's net ass  since 11/30/97

Telecom Italia                                        Italy           2.49%         +  56.32
Deutsche Telekom                                    Germany             1.84        +  38.56
Mannesmann                                          Germany             1.27         +132.57
Imperial Tobacco                             United Kingdom             1.16        +  61.91
Telefonica                                            Spain             1.15        +  63.09
ING Groep                                       Netherlands             1.13        +  40.93
Astra                                                Sweden             1.06       +    5.91
Tele Danmark                                        Denmark              .87        +  86.25
RJR Nabisco Holdings                                    USA              .85       -   20.93
Philip Morris                                           USA              .85        +  58.59

CAPITAL WORLD GROWTH AND INCOME FUND
INVESTMENT PORTFOLIO, NOVEMBER 30, 1998

-------------------------------------------                          ---------- ---------- ----------
Equity Securities                                                     Shares or     Market    Percent
(common and preferred stocks and convertible                          Principal      Value     of Net
 debentures)                                                             Amount (Millions)     Assets
-------------------------------------------                          ---------- ---------- ----------
TELECOMMUNICATIONS- 14.92%
Telecom Italia SpA nonconvertible savings shares (Italy)             25,602,251    158.717
Telecom Italia SpA                                                    6,588,775     53.333        2.49
Deutsche Telekom AG (Germany)                                         5,576,618    156.467        1.84
Mannesmann AG (Germany)                                               1,000,750    108.245        1.27
Telefonica, SA (Spain)                                                2,091,811     98.319        1.15
Tele Danmark AS (Denmark)                                               379,900     42.424
Tele Danmark AS, Class B (ADR)                                          565,100     31.328         .87
Telecom Italia Mobile SpA, savings shares (Italy)                    12,565,800     53.158
Telecom Italia Mobile SpA                                             2,224,200     14.618         .80
Telecom Corp. of New Zealand Ltd. (New Zealand)                       6,391,000     27.173
Telecom Corp. of New Zealand Ltd. (ADR)                                 720,700     24.188         .75
Telecom Corp. of New Zealand Ltd. (1)                                 3,038,610     12.919
Koninklijke PTT Nederland NV (Netherlands)                            1,267,369     54.668         .64
Telecom Argentina SA, Class B (ADR) (Argentina)                       1,765,700     53.854         .63
TELECEL - Comunicacoes Pessoais, SA (Portugal)                          272,200     53.231         .63
U S WEST, Inc. (USA)                                                    850,000     52.913         .62
France Telecom, SA (France)                                             607,000     42.142         .49
British Telecommunications PLC (United Kingdom)                       3,000,000     41.085         .48
Telesp Celular Participacoes SA, preferred (Brazil) (2)              423,995,800    29.829
Telesp Celular Participacoes SA, (2)                                 159,705,000     5.983         .42
Nortel Inversora SA, preferred, Class B (ADR) (Argentina)             1,465,000     27.835         .33
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                   582,300     27.113         .32
Philippine Long Distance Telephone Co. (ADR)  (Philippines)             750,000     19.641         .23
AirTouch Communications (USA) (2)                                       300,000     17.156         .20
Mobistar NV (Belgium) (1,2)                                             300,000     14.292         .17
AT&T Corp. (USA)                                                        150,000      9.347         .11
Hong Kong Telecommunications Ltd. (Hong Kong)                         4,700,783      8.986         .11
Telefonica de Argentina SA, Class B (ADR) (Argentina)                   277,500      8.984         .11
NTT Mobile Communications Network, Inc. (Japan) (2)                         213      8.135         .10
SmarTone Telecommunications Holdings Ltd.
 (Hong Kong- Incorporated in Bermuda)                                 2,000,000      6.575         .08
TELUS Corp. (Canada)                                                    135,000      2.918         .03
Nippon Telegraph and Telephone Corp. (Japan)                                365      2.729         .03
DDI Corp. (Japan)                                                           500      1.625         .02

BANKING- 9.30%
Royal Bank of Canada (Canada)                                         1,334,200     65.782         .77
Washington Mutual,Inc. (USA)                                          1,630,000     63.162         .74
First Union Corp. (USA)                                                 900,000     54.675         .64
Australia and New Zealand Banking Group Ltd. (Australia)              7,405,862     48.764         .57
Bank of Scotland (United Kingdom)                                     4,200,000     46.678         .55
Commonwealth Bank of Australia (Australia)                            2,934,483     40.354         .47
Westpac Banking Corp. (Australia)                                     4,962,577     33.018         .39
Wells Fargo & Co. (USA)                                                 900,000     32.400         .38
National Bank of Canada (Canada)                                      2,000,000     31.150         .37
Hang Seng Bank Ltd. (Hong Kong)                                       3,300,000     29.091         .34
HSBC Holdings PLC (United Kingdom)                                    1,067,626     27.373         .32
Bank of the Philippine Islands (Philippines)                         12,154,520     26.631         .31
Safra Republic Holdings SA (Luxembourg)                                 532,000     25.536         .30
BANK ONE CORP.(USA)                                                     484,000     24.835         .29
Bank of Nova Scotia (Canada)                                          1,128,400     24.760         .29
Unibanco-Uniao de Bancos Brasileiros SA, units
 (Global Depositary Receipts) (Brazil)                                  980,000     20.458         .24
Corporacion Bancaria de Espana, SA (Spain)                              860,000     20.032         .24
Crestar Financial Corp. (USA)                                           300,000     19.913         .23
National Australia Bank Ltd. (Australia)                              1,307,527     19.513         .23
Unidanmark A/S, Class A (Denmark)                                       215,000     17.540         .21
Wilmington Trust Corp. (USA)                                            300,000     17.400         .20
Asahi Bank, Ltd. (Japan)                                              4,150,000     15.850         .19
Paribas, Class A (formerly Cie. Financiere de Paribas) (France)         150,000     13.367         .16
ForeningsSparbanken AB, Class A (Sweden)                                477,000     13.365         .16
Chase Manhattan Corp. (USA)                                             200,000     12.688         .15
ABN AMRO Holding NV (Netherlands)                                       546,600     11.260         .13
Sakura Bank, Ltd. (Japan)                                             4,000,000     10.206         .12
Skandinaviska Enskilda Banken AB, Class A (Sweden)                      800,000      9.094         .11
Fuji Bank, Ltd. (Japan)                                               1,700,000      6.728         .08
Sanwa International Finance (Bermuda) Trust 1.25% preferred
 share units 2005 (Japan) (1)                                        849,000,000     6.433         .08
Banco de Galicia y Buenos Aires SA, Class B (ADR) (Argentina)           176,250      3.789         .04

UTILITIES: ELECTRIC & GAS- 4.88%
Williams Companies, Inc. (USA)                                        2,420,560     69.742         .82
Northeast Utilities (USA) (2)                                         3,050,000     48.038         .56
Southern Electric PLC (United Kingdom)                                3,996,061     45.995         .54
Columbia Energy Group (USA)                                             591,600     33.573         .39
National Power PLC (United Kingdom)                                   3,480,000     29.611         .35
Dynegy Inc. (formerly NGC Corp.) (USA)                                1,975,000     25.675         .30
Empresa Nacional de Electricidad SA (ADR) (Chile)                     2,029,546     21.818         .26
El Paso Energy Corp. (formerly El Paso Natural Gas Co.) (USA)           560,000     19.110         .22
Scottish Power PLC (United Kingdom)                                   1,700,000     18.081         .21
Public Service Co. of New Mexico (USA)                                  864,300     16.800         .20
K N Energy, Inc. (USA)                                                  365,000     15.969         .19
CalEnergy Co., Inc. (USA) (2)                                           500,000     15.656         .18
Sonat Inc. (USA)                                                        454,100     13.481         .16
KeySpan Energy Corp. (formerly Long Island Lighting Co.) (USA)          352,000     10.450         .12
Australian Gas Light Co. (Australia)                                  1,308,941      9.710         .11
Ameren Corp. (USA)                                                      230,000      9.473         .11
NICOR Inc. (USA)                                                        175,000      7.361         .09
National Fuel Gas Co. (USA)                                             127,000      5.834         .07
Centrais Geradoras do Sul do Brasil SA - GERASUL,
 preferred (ADR) (Brazil) (2)                                            24,000       .156         .00

BEVERAGES & TOBACCO- 4.75%
Imperial Tobacco Ltd. (United Kingdom)                                9,200,000     98.914        1.16
RJR Nabisco Holdings Corp. (USA)                                      2,525,000     72.752         .85
Philip Morris Companies Inc. (USA)                                    1,300,000     72.719         .85
Gallaher Group PLC (United Kingdom)                                   9,500,000     66.892         .79
Foster's Brewing Group Ltd. (Australia)                              19,712,399     51.499         .60
Seagram Co. Ltd. (Canada)                                               575,000     19.730         .23
UST Inc. (USA)                                                          200,000      6.950         .09
Coca-Cola Amatil Ltd. (Australia)                                     1,909,672      6.398         .08
Asahi Breweries, Ltd. (Japan)                                           318,000      4.600         .05
Coca-Cola Beverages PLC (United Kingdom) (2)                          2,006,362      4.168         .05

BUSINESS & PUBLIC SERVICES- 3.75%
Suez Lyonnaise des Eaux (France)                                        150,000     29.608
Suez Lyonnaise des Eaux (Belgium) (2)                                    85,000     17.024
Suez Lyonnaise des Eaux, rights expire 2001 (Belgium) (2)                74,400       .532         .55
Suez Lyonnaise des Eaux, tax free rights (Belgium) (2)                  135,000       .003
TNT Post Groep NV (Netherlands)                                       1,627,800     40.938         .48
United Utilities PLC (United Kingdom)                                 2,806,091     40.905         .48
Brambles Industries Ltd. (Australia)                                  1,524,354     37.251         .44
Thames Water PLC (United Kingdom)                                     1,312,067     25.920         .30
Cendant Corp. (USA) (2)                                                 800,000     15.200
Cendant Corp. 7.50% PRIDES convertible preferred                        300,000     10.089         .30
Hyder PLC (United Kingdom)                                            1,495,000     20.092         .24
Electronic Data Systems Corp. (USA)                                     400,000     15.600         .18
Columbia/HCA Healthcare Corp. (USA)                                     550,000     13.544         .16
Quintiles Transnational Corp. 4.25% convertible debentures 2000 (USA)$10,000,000    12.962         .15
Omnicom Group Inc. (USA)                                                200,000     10.689         .13
Vanstar Financing Trust 6.75% convertible preferred (USA)               350,000     10.631         .12
American Water Works Co., Inc. (USA)                                    300,000      9.281         .11
Hutchison Delta Finance Ltd. 7.00% convertible debentures 2002
 (Hong Kong- Incorporated in the Cayman Islands) (1,3)               $6,000,000      6.000         .07
Rentokil Initial PLC (United Kingdom)                                   450,000      3.006         .04

HEALTH & PERSONAL CARE- 3.27%
Astra AB, Class A (Sweden)                                            3,552,400     65.045
Astra AB, Class B                                                     1,390,533     24.863        1.06
Glaxo Wellcome PLC (United Kingdom)                                   2,240,000     70.809         .83
Pfizer Inc (USA)                                                        438,000     48.892         .57
PLIVA d.d. (Croatia)                                                  1,500,000     23.625         .28
Merck & Co., Inc. (USA)                                                 144,700     22.410         .26
Zeneca Group PLC (United Kingdom)                                       325,000     13.479         .16
Eli Lilly and Co. (USA)                                                 100,000      8.970         .11

MERCHANDISING- 3.01%
Dixons Group PLC (United Kingdom)                                     5,305,000     64.101         .75
Tesco PLC (United Kingdom)                                           18,889,753     56.287         .66
Wal-Mart Stores, Inc. (USA)                                             596,000     44.886         .53
J.C. Penney Co., Inc. (USA)                                             400,000     22.000         .26
Safeway PLC (United Kingdom)                                          3,850,000     18.982         .22
AutoZone, Inc. (USA) (2)                                                550,000     16.568         .19
Coles Myer Ltd. (Australia)                                           2,150,700     11.116         .13
Kingfisher PLC (United Kingdom)                                         936,422      8.925         .10
Koninklijke Ahold NV 3.00% convertible debentures 2003 (Netherlands) $9,513,000      5.708         .07
Woolworths Ltd. (Australia)                                           1,219,885      4.280         .07
George Weston Ltd. (Canada)                                              83,300      2.925         .03

FOREST PRODUCTS & PAPER- 2.80%
Fort James Corp. (USA)                                                1,700,000     66.513         .78
Smurfit Stone Container (USA) (2)                                     2,471,300     34.753         .41
Metsa-Serla Oy 4.375% convertible debentures 2002 (Finland) (1)      $30,000,000    27.300         .32
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                      450,000     25.538         .30
Bowater Inc. (USA)                                                      500,000     19.750         .23
Union Camp Corp. (USA)                                                  300,000     19.407         .23
Sonoco Products Co. (USA)                                               577,500     17.289         .20
Champion International Corp. (USA)                                      330,000     13.715         .16
UPM-Kymmene Corp. (Finland)                                             287,000      7.513         .09
MAYR-MELNHOF Karton AG (Austria)                                        145,000      6.646         .08

ELECTRICAL & ELECTRONIC- 2.79%
Siemens AG (Germany)                                                    909,000     63.225         .74
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                     1,345,000     37.354
Telefonaktiebolaget LM Ericsson, Class B (ADR)                          300,000      8.288         .54
York International Corp. (USA)                                          650,000     27.300         .31
Northern Telecom Ltd. (Canada)                                          503,000     23.484         .28
Premier Farnell PLC (United Kingdom)                                  7,400,000     21.965         .26
Nokia Corp., Class A (ADR) (Finland)                                    214,000     20.972         .25
Matsushita Communication Industrial Co., Ltd. (Japan)                   400,000     17.454         .21
General Electric Co. (USA)                                              125,000     11.313         .13
Elektrim SA 2.00% convertible debentures 2004 (Poland)               $9,000,000      4.615
Elektrim SA                                                             200,000      1.683         .07

MULTI-INDUSTRY- 2.62%
Orkla AS, Class A (Norway)                                            1,232,000     20.561
Orkla AS, Class B                                                     1,404,000     20.245         .48
Siebe PLC (United Kingdom)                                           11,280,000     40.503         .48
Williams PLC (formerly Williams Holdings PLC) (United Kingdom)        6,000,000     37.102         .44
Hutchison Whampoa Ltd. (Hong Kong)                                    2,590,000     18.483         .22
Swire Pacific Ltd., Class A (Hong Kong)                               4,000,000     18.135         .21
Lend Lease Corp. Ltd. (Australia)                                       655,946     15.965         .19
JG Summit Holdings, Inc. 3.50% convertible debentures 2003 (Philippin$26,000,000    15.600         .18
Ayala Corp. 3.00% convertible debentures 2000 (Philippines)          $10,000,000    11.625         .14
FMC Corp. (USA) (2)                                                     170,000      9.881         .12
Canadian Pacific Ltd. (Canada)                                          400,000      8.825         .10
Harsco Corp. (USA)                                                      163,600      5.297         .06
Jardine Strategic Holdings Ltd. (Singapore - Incorporated In Bermuda)   185,000       .349         .00

ELECTRONIC COMPONENTS- 2.55%
Micron Technology, Inc. (USA) (2)                                     1,600,000     66.100         .78
Advanced Micro Devices, Inc. (USA) (2)                                1,500,000     41.531         .49
Delta Electronics, Inc. (Taiwan)                                      8,400,000     27.490         .32
Hoya Corp. (Japan)                                                      527,000     22.140         .26
Intel Corp. (USA)                                                       200,000     21.525         .25
Altera Corp. (USA) (2)                                                  300,000     14.719         .17
Rohm Co., Ltd. (Japan)                                                  100,000      8.451         .10
Texas Instruments Inc. (USA)                                            100,000      7.638         .10
Murata Manufacturing Co., Ltd. (Japan)                                  180,000      7.050         .08

INSURANCE- 2.42%
ING Groep NV (Netherlands)                                            1,673,683     95.822        1.13
Transatlantic Holdings, Inc. (USA)                                      320,400     24.350         .29
Guardian Royal Exchange PLC (United Kingdom)                          3,600,095     19.591         .23
Norwich Union PLC (United Kingdom)                                    2,360,600     16.544         .19
Corporacion Mapfre, CIR, SA (Spain)                                     457,812     12.695         .15
Fairfax Financial Holdings Ltd. (Canada) (2)                             35,300     11.318         .13
PartnerRe Holdings Ltd. (Singapore - Incorporated in Bermuda)           250,000     11.062         .13
GIO Australia Holdings Ltd. (Australia)                               2,285,486      7.431         .09
General Re Corp. (USA)                                                   28,000      6.538         .08

BROADCASTING & PUBLISHING- 2.41%
Tele-Communications, Inc., Series A, Liberty Media Group (USA) (2)    1,496,250     60.317         .71
Time Warner Inc. (USA)                                                  450,000     47.587         .56
Viacom Inc., Class B (USA) (2)                                          425,000     28.289         .33
NTL Inc. (United Kingdom) (2)                                           326,560     18.185         .21
ProSieben Media AG (Germany)                                            320,800     15.373         .18
CANAL (France)                                                           59,356     13.635         .16
News Corp. Ltd., preferred (Australia)                                1,728,482     10.828         .13
CanWest Global Communications Corp. (Canada)                            741,300      9.052         .11
Publishing & Broadcasting Ltd. (Australia)                              286,800      1.244         .01
Modern Times Group MTG AB, Class B (ADR) (Sweden) (2)                    16,278      1.046         .01

AUTOMOBILES- 2.29%
DaimlerChrysler AG (New York Registered Shares)
(formerly Chrysler Corp.) (Germany) (2)                                 623,500     57.167         .67
Renault V.I. SA (France)                                                900,000     41.762         .49
Ford Motor Co. (USA)                                                    700,000     38.675         .45
Suzuki Motor Corp. (Japan)                                            2,100,000     24.061         .29
General Motors Corp. (USA)                                              300,000     21.000         .25
Bayerische Motoren Werke AG (Germany)                                    12,000      9.266
Bayerische Motoren Werke AG (2)                                           3,600      2.716         .14

CHEMICALS- 2.25%
Praxair, Inc. (USA)                                                   1,159,700     44.286         .52
BOC Group PLC (United Kingdom)                                        2,000,000     29.039         .34
Sherwin-Williams Co. (USA)                                              872,000     24.743         .31
DSM NV (Netherlands)                                                    258,064     24.112         .28
Airgas, Inc. (USA) (2)                                                2,367,100     23.967         .28
Millennium Chemicals Inc. (USA)                                         939,000     22.419         .26
Bayer AG (Germany)                                                      315,000     12.923         .15
L'Air Liquide (France)                                                   57,555      9.782         .11

ENERGY SOURCES- 2.15%
Shell Canada Ltd., Class A (Canada)                                   2,437,300     37.483         .44
Elf Aquitaine (France)                                                  200,000     24.924         .29
Shell Transport and Trading Co., PLC (New York Registered Shares)       400,000     14.525
 (United Kingdom)
Royal Dutch Petroleum Co. (Netherlands)                                 100,000      4.789
Royal Dutch Petroleum Co. (New York Registered Shares)                   80,000      3.760         .27
ENI SpA (Italy)                                                       2,900,000     17.950         .21
Mobil Corp. (USA)                                                       200,000     17.239         .20
YPF SA, Class D (ADR) (Argentina)                                       450,000     13.275         .16
TOTAL, Class B (France)                                                 100,687     12.477         .15
Unocal Corp. (USA)                                                      360,000     12.195         .14
Pioneer Natural Resources Co. (USA)                                     683,919      9.062         .11
Broken Hill Proprietary Co. Ltd. (Australia)                          1,121,153      8.885         .10
Esso SA Francaise (France)                                               78,567      6.904         .08

FINANCIAL SERVICES- 2.14%
Household International, Inc. (USA)                                   1,245,000     48.711         .57
Freddie Mac (USA)                                                       700,000     42.350         .50
Associates First Capital Corp., Class A (USA)                           373,459     29.083         .34
Nichiei Co., Ltd. (Japan)                                               350,100     28.222         .33
Fannie Mae (USA)                                                        180,000     13.095         .15
OM Gruppen AB (Sweden)                                                  790,000     11.359         .14
Bell Atlantic Financial Services, Inc., Senior Exchangeable Notes, 4.25%
 convertible debentures 2005 (1)                                     $5,000,000      5.144         .06
Medallion Financial Corp. (USA)                                         275,000      4.262         .05

REAL ESTATE- 1.93%
Sun Hung Kai Properties Ltd. (Hong Kong)                              6,360,000     45.593         .54
Hysan Development Co. Ltd. (Hong Kong)                               21,000,000     30.651
Hysan Development Co. Ltd. warrants, expire 1999 (2)                  1,683,000       .052         .36
Amoy Properties Ltd. (Hong Kong)                                     27,000,000     19.530         .23
CarrAmerica Realty Corp. (USA)                                          750,000     18.188         .21
SM Prime Holdings, Inc. (Philippines)                                52,885,000      9.971         .12
Security Capital Global Realty (Luxembourg) (1,2,3)                     450,000      9.000         .11
Cheung Kong (Holdings) Ltd. (Hong Kong)                               1,100,000      7.921         .09
Security Capital Group Inc., Class A (USA) (2)                            9,960      7.022         .08
Meditrust Corp. (USA)                                                   415,339      6.308         .07
AMB Property Corp. (USA)                                                250,000      5.562         .07
Kerry Properties Ltd. (Hong Kong)                                     5,243,500      4.232         .05

FOOD & HOUSEHOLD PRODUCTS- 1.59%
Reckitt & Colman PLC (United Kingdom)                                 3,109,437     43.686         .52
Nestle SA (Switzerland)                                                  15,952     33.122         .39
Barry Callebaut AG (Switzerland) (2)                                     83,500     19.579         .23
Groupe Danone (France)                                                   58,000     16.923         .20
Cadbury Schweppes PLC (United Kingdom)                                1,000,000     15.116         .18
Cultor Ltd. (Finland)                                                   682,500      6.288         .07

DATA PROCESSING & REPRODUCTION- 1.47%
Oracle Corp. (USA) (2)                                                1,160,000     39.730         .47
Microsoft Corp. (USA) (2)                                               245,000     29.890         .35
3Com Corp. (USA) (2)                                                    500,000     19.344         .22
Fujitsu Ltd. (Japan)                                                  1,000,000     11.555
Fujitsu Ltd., warrants, expire 2000 (2)                                   7,670      6.903         .22
Computer Associates International, Inc. (USA)                           275,000     12.169         .14
Ascend Communications, Inc. (USA) (2)                                   100,000      5.618         .07

GOLD MINES- 1.35%
Barrick Gold Corp. (Canada)                                           1,800,000     36.000         .42
Homestake Mining Co. (USA)                                            2,000,000     21.500         .25
Normandy Mining Ltd. (Australia)                                     20,630,175     19.129
Normandy Mining Ltd., options, expire 2001 (2)                        4,875,799       .398         .22
Anglogold Ltd. (South Africa)                                           250,000     12.214         .14
Driefontein Consolidated Ltd. (South Africa)                          2,200,000     12.083         .14
Newcrest Mining Ltd. (Australia) (2)                                  6,000,000      8.495         .10
Gold Fields Ltd. (South Africa) (2)                                   1,044,120      6.790         .08

INDUSTRIAL COMPONENTS- 1.17%
Federal-Mogul Corp. (USA)                                               945,000     53.629         .63
Tomkins PLC (United Kingdom)                                          4,400,000     19.844         .23
Lear Corp. (USA) (2)                                                    352,300     13.608         .16
Morgan Crucible Co. PLC (United Kingdom)                              2,161,523     10.871         .13
Rockwell International Corp. (USA)                                       30,000      1.468         .02

MACHINERY & ENGINEERING- 0.88%
Fuji Machine Mfg. Co., Ltd. (Japan)                                   1,420,000     44.771         .53
AIDA Engineering, Ltd. (Japan)                                        3,300,000     11.799         .14
Caterpillar Inc. (USA)                                                  200,000      9.887         .12
Svedala Industri AB (Sweden)                                            600,000      8.921         .09

METALS: NONFERROUS- 0.70%
Gencor Ltd. (South Africa)                                           14,320,120     25.796         .30
KGHM Polska Miedz SA (Global Depositary Receipts) (Poland)            1,974,000     14.460         .17
Pechiney, Class A (France)                                              299,300      9.964         .12
Teck Corp. 3.75% convertible debentures 2006 (Canada)                $14,950,000     9.120         .11
Indian Aluminium Co., Ltd. (India)                                          100       .000         .00

APPLIANCES & HOUSEHOLD DURABLES- 0.64%
Philips Electronics NV (Netherlands)                                    450,000     28.469         .33
Sony Corp. (Japan)                                                      350,000     25.625         .31

MISCELLANEOUS MATERIALS & COMMODITIES- 0.50%
English China Clays PLC (United Kingdom)                              6,891,000     17.840         .21
Cie. de Saint-Gobain (France)                                           111,377     16.444         .18
Crown Cork & Seal Co., Inc. (USA)                                       275,000      9.281         .11

ELECTRONIC INSTRUMENTS- 0.45%
ADVANTEST CORP. (Japan)                                                 330,000     22.043         .26
Perkin-Elmer Corp. (USA)                                                100,000      9.326         .11
Security Dynamics Technologies, Inc. (USA) (2)                          450,000      6.862         .08

AEROSPACE & MILITARY TECHNOLOGY- 0.43%
Bombardier Inc., Class B (Canada)                                     2,210,800     28.802         .34
Boeing Co. (USA)                                                        140,000      5.687         .07
Raytheon Co., Class A (USA)                                              42,180      2.306         .02

ENERGY EQUIPMENT- 0.38%
Schlumberger Ltd. (Netherlands Antilles)                                545,000     24.355         .29
Halliburton Co. (USA)                                                   259,800      7.632         .09

METALS: STEEL- 0.30%
Usinor Sacilor (France)                                               1,400,000     15.748         .19
Allegheny Teledyne Inc. (USA)                                           377,000      7.752         .09
Ispat Industries Ltd., 3.00% convertible debentures 2001 (India) (1) $2,800,000       .672         .01
N.T.S. Steel Group PCL 4.00% convertible debentures 2008 (Thailand)  $6,670,000       .667         .01

RECREATION & OTHER CONSUMER PRODUCTS- 0.29%
Nintendo Co., Ltd. (Japan)                                              175,000     16.226         .19
EMI Group PLC (United Kingdom)                                        1,365,067      8.126         .10

LEISURE & TOURISM- 0.29%
King World Productions, Inc. (USA) (2)                                  525,000     14.306         .17
Village Roadshow Ltd., Class A, 5.50% preferred (Australia)           2,806,287      4.044
Village Roadshow Ltd., Class A, 5.50% preferred (1)                   2,500,000      3.602         .12
Village Roadshow Ltd.                                                 1,200,000      2.353

TRANSPORTATION: RAIL & ROAD- 0.28%
Westshore Terminals Inc. (Canada) (1)                                 3,040,900     12.312         .14
Union Pacific Corp. (USA)                                               250,000     12.156         .14

TRANSPORTATION: AIRLINES- 0.10%
Air New Zealand Ltd., Class B (New Zealand)                           6,320,000      8.128         .10

TEXTILES & APPAREL- 0.08%
Courtaulds Textiles PLC (United Kingdom)                              1,641,500      4.141         .05
Nine West Group Inc. (USA) (2)                                          213,200      2.665         .03

TRANSPORTATION: SHIPPING- 0.00%
Mitsui O.S.K. Lines, Ltd. (Japan)                                       165,000       .267         .00

MISCELLANEOUS- 1.78%
Other equity securities in intial period of acquisition                            152.607        1.78
Booker PLC (United Kingdom)                                             550,000      0.608         .01
Corning Inc. (USA)                                                       72,800      2.922         .03
France Telecom, SA, rights, expire 1998                                 607,000      0.027         .00
Hays PLC (United Kingdom)                                             1,000,000      8.427         .10
Hongkong Land Holdings Ltd. (Singapore)                               9,999,700     14.500         .17
Independent Insurance Group PLC (United Kingdom)                      1,041,600      3.728         .04
Kerry Group PLC (United Kingdom)                                        840,000     11.359         .13
Loblaw Companies Ltd. (Canada)                                          400,000      8.555         .10
Mercury General Corp. (USA)                                             413,400     17.311         .20
MYCAL Corp. (Japan)                                                     928,000      5.807         .07
Niagara Mohawk Power Corp. (USA)                                      1,100,000     16.913         .20
San Paolo-IMI SpA (Italy)                                               209,000      3.421         .04
Seat Pagine Gialle SpA (Italy)                                        6,000,000      5.309
Seat Pagine Gialle SpA (Italy)                                        7,000,000      4.856         .12
Swisscom AG (Switzerland)                                                68,126     22.925         .27
THK Co., Ltd. (Japan)                                                 2,280,000     25.939         .30

                                                                                  --------   --------
TOTAL EQUITY SECURITIES (cost:
 $5,564.085 million)                                                             7,059.031       82.91
                                                                                  --------   --------
------------------------------------------
                                                                      Principal
                                                                         Amount
Bonds and Notes                                                      (Millions)
------------------------------------------                           -------------

INDUSTRIALS- 0.26%
Indah Kiat Finance Mauritius Ltd. 10.00% 2007                           $11.650      7.543
Indah Kiat International Finance 8.875% 2000                              2.290      1.672         .12
Indah Kiat Global BD 12.50% 2006                                          1.000       .737
Container Corp. of America, Series A, 11.25% 2004                         6.000      6.180
Container Corp. of America 9.75% 2003                                     1.000      1.020         .08
Hutchison Whampoa 7.50% 2027                                              2.700      2.268
Hutchison Whampoa 7.45% 2017 (1)                                          1.000       .841         .04
Hutchison Whampoa Finance (CI) Ltd., Series D, 6.988% 2037                 .750       .679
Multicanal Participacoes SA, Series B, 12.625% 2004                       2.250      2.087         .02

TELEPHONE- 0.14%
Netia Holdings BV 10.25% 2007                                             4.125      3.651
Netia Holdings BV 0%/11.25% 2007 (4)                                      3.750      2.269         .07
Telecom Argentina STET-France Telecom SA 12.00% 2002                      5.500      5.913         .07

FINANCIAL- 0.03%
APP Finance (VI) Mauritius Ltd. 11.75% 2005                               2.800      2.219         .03

ARGENTINEAN GOVERNMENT- 0.24%
Argentina (Republic of) 11.00% 2006                                       7.000      7.157
Argentina (Republic of) 11.75% 2007                                   ARP8.000       7.041         .24
Argentina (Republic of) 11.375% 2017                                      6.000      6.098
Argentina (Republic of) 8.75% 2002                                    ARP4.000       3.381

SOUTH AFRICAN GOVERNMENT- 0.34%
South Africa (Republic of) 13.00% 2010                               ZAR197.500     29.216         .34


TOTAL BONDS AND NOTES (cost: $101.851 million)                                      89.972        1.05
                                                                                  --------   --------
------------------------------------------                           -----------------------------------

Short-Term Securities
------------------------------------------                           -----------------------------------
CORPORATE SHORT-TERM NOTES- 13.79%
Abbey National North America 5.22%-5.42% due 12/9/98-1/13/99            $75.000     74.779         .88
Canada Bills 4.93%-5.32% due 12/2/98-2/4/99                              72.000     71.709         .84
Daimler-Benz North America Corp. 5.02%-5.33% due 12/16/98-3/19/99        67.500     66.971         .79
Diageo Capital PLC 5.11%-5.26% due 12/10/98-1/19/99 (1)                  67.300     66.917         .79
Halifax PLC 5.12%-5.40% due 12/29/98-1/7/99                              62.250     61.949         .73
SmithKline Beecham Corp. 5.07%-5.25% due 1/12-1/20/99                    61.630     61.217         .72
Ford Motor Credit Co. 5.04%-5.20% due 12/8/98-1/6/99                     57.650     57.388         .67
Siemens Capital Corp. 5.10%-5.18% due 12/14/98-1/20/99                   53.500     53.237         .63
Xerox Capital (Europe) PLC 5.00%-5.27% due 1/8-1/14/99                   51.800     51.490         .60
KfW International Finance Inc. 4.98%-4.99% due 1/22-1/28/99              49.800     49.405         .58
British Gas Capital Inc. 5.10%-5.25% due 1/4-3/11/99                     49.100     48.604         .57
BMW U.S. Capital Corp. 5.02%-5.03% due 12/3-12/17/98                     48.200     48.131         .56
BP America Inc. 4.95%-5.32% due 12/14/98-1/20/99                         47.800     47.578         .56
Procter & Gamble Co. 5.05%-5.15% due 12/7/98-1/5/99                      45.000     44.853         .53
British Columbia (Province of) 4.86%-5.03% due 2/3-2/18/99               41.600     41.182         .48
BellSouth Telecommunications Inc. 5.02%-5.06% due 12/10/98-1/21/99       39.200     39.020         .46
France Telecom, SA 5.07%-5.35% due 12/14/98-2/11/99                      39.200     38.955         .46
General Electric Capital Services, Inc. 5.18% due 12/1/98                38.000     37.995         .45
Commonwealth Bank of Australia 5.14%-5.42% due 12/2-12/4/98              37.000     36.986         .43
Caisse d'amortissement de la dette sociale 5.03% due 12/28/98            35.200     35.062         .41
International Lease Finance Corp. 5.19% due 1/15/99                      29.400     29.205         .34
American Express Credit Corp. 5.34% due 12/9/98                          26.200     26.166         .31
Sony Capital Corp. 5.20% due 12/11/98 (1)                                23.400     23.363         .27
Rio Tinto America, Inc. 5.17%-5.35% due 12/18/98-2/12/99 (1)             22.900     22.741         .27
National Australia Funding (DE) Inc. 5.07%-5.13% due 1/19-2/4/99         21.100     20.915         .25
Household Finance Corp. 5.05% due 1/14/99                                17.800     17.682         .21

FEDERAL AGENCY DISCOUNT NOTES- 2.23%
Freddie Mac 4.93%-5.08% due 1/15-2/25/99                                119.860    118.508        1.39
Federal Home Loan Banks 4.95%-5.08% due 12/4/98-2/16/99                  72.250     71.730         .84

NON-U.S. CURRENCY- 0.07%
New Taiwanese Dollar                                                    NT$190.7     5.890         .07

                                                                                  --------   --------
TOTAL SHORT-TERM SECURITIES (cost: $1,370.450
 million)                                                                        1,369.628       16.09
                                                                                  --------     ------
TOTAL INVESTMENT SECURITIES (cost: $7,036.386
 million)                                                                        8,518.631      100.05
Excess of payables over cash and receivables                                         4.085         .05
                                                                                  --------     ------
NET ASSETS                                                                       8,514.546    100.00%
========================================================                        =====================

(1) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
(2) Non-income-producing securities.
(3) Valued under procedures approved by the Board of Directors.
(4) Step-bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Report of Independent Accountants.

See Notes to Financial Statements

Equity Securities Added                 Equity Securities Eliminated
to the Portfolio Since November 30, 1997from the Portfolio Since November 30, 1997
ADVANTEST                               Abbott Laboratories
AIDA Engineering                        Aetna
AMB Property                            Allegiance
Anglogold                               Allied Irish Banks
Barry Callebaut                         Aluminum Co. of America
Bayer                                   American Home Products
Bell Atlantic Financial Services        AMF Bowling
BOC Group                               Amway Japan
Bombardier                              Anglovaal
Broken Hill Proprietary                 APP Global Finance
Cendant                                 Banco de Santander
Centrais Geradoras do Sul do Brasil     Banco Nacional de Mexico
Corporacion Bancaria de Espana          Bangkok Bank
DDI                                     Bank of New York
DSM                                     B.A.T Industries
Elektrim                                Bell Atlantic
Fairfax Financial Holdings              Beneficial
Fuji Bank                               BG
Fuji Machine Mfg.                       Brierley Investments
Gencor                                  Bristol-Myers Squibb
General Electric                        Bunzl
General Motors                          Burmah Castrol
General Re                              Carter Holt Harvey
George Weston                           Centrais Eletricas Brasileiras-ELECTROBRAS
Georgia-Pacific, Georgia-Pacific Group  Centrica
Gold Fields                             Cia. Paulista de Forca e Luz-CPFL
Harsco                                  Cie. Nationale a Portefeuille
Homestake Mining                        Daewoo Heavy Industries
Hysan Development                       Engen
JG Summit (Cayman)                      First Chicago
KGHM Polska Miedz                       Freeport-McMoRan Copper & Gold
King World Productions                  Friedrich Grohe
KN Energy                               Giant Food
Koninklijke Ahold                       GPU
Matsushita Communication Industrial     Grupo Financiero Banamex Accival
Microsoft                               Hongkong Electric Holdings
Mitsui O.S.K. Lines                     IKON Office Solutions
Mobistar                                Imasco
Nintendo                                Inco
Nippon Telegraph and Telephone          Industriforvaltnings AB Kinnevik
Nokia                                   Istituto Mobiliare Italiano
NTT Mobile Communications Network       Kawasaki Heavy Industries
OM Gruppen                              Kloof Gold Mining
Perkin-Elmer                            Land Securities
PLIVA                                   Lion Nathan
Publishing & Broadcasting               Lite-On Technology
Rockwell International                  Lloyds TSB Group
Rohm                                    Loewen Group
Sakura Bank                             Lucent Technologies
Sanwa International Finance             Mandamus
Security Capital Group                  MBL International Finance (Bermuda)
Security Capital Global Realty          McCormick
Security Dynamics Technologies          National Mutual Asia
Siemens                                 National Westminster Bank
Skandinaviska Enskilda Banken           Noranda
Telesp Celular Participacoes            Novartis
Texas Instruments                       PacifiCare Health Systems
TNT Post Groep                          Philipp Holzmann
Unidanmark                              Portugal Telecom
Union Pacific                           Preussag
Wells Fargo                             Prudential
                                        Repsol
                                        Sidel
                                        Staples
                                        TB Finance (Cayman)
                                        Telecommunicacoes Brasileiras
                                        Tenneco
                                        Textron
                                        Thistle Hotels
                                        Thorn
                                        Tidnings AB Marieberg
                                        Toyota Motor
                                        Triplex Lloyd
                                        Unilever
                                        Unisource Worldwide
                                        United Companies Financial
                                        USA Waste Services
                                        U.S. Industries
                                        Warner-Lambert
                                        WHSmith Group
                                        Yasuda Fire and Marine Insurance


Capital World Growth and Income Fund, Inc.
Financial Statements
----------------------------------------          ------------------------------
Statement of Assets and Liabilities                              (dollars in
at November 30, 1998                                             millions)
-----------------------------------------         ------------------------------
Assets:
Investment securities at market
 (cost: $5,665.936)                                                 $7,149.003
Short-term securities
 (cost: $1,370.450)                                                  1,369.628
Cash                                                                      .192
Receivables for--
 Sales of investments                                    $39.292
 Sales of fund's shares                                    6.346
 Dividends and accrued interest                           24.142        69.780
                                                  ------------------------------
                                                                     8,588.603
Liabilities:
Payables for--
 Purchases of investments                                 58.755
 Repurchases of fund's shares                              7.336
 Management services                                       2.937
 Accrued expenses                                          5.029        74.057
                                                  ------------------------------
Net Assets at November 30, 1998--
 Equivalent to $27.15 per share on
 313,667,570 shares of $0.01 par value
 capital stock outstanding (authorized
 capital stock - 400,000,000 shares)                                $8,514.546
                                                                 ===============




                                                                 ---------------
Statement of Operations                                          (dollars in
for the year ended November 30, 1998                              millions)
---------------------------------------------     ------------------------------
Investment Income:
Income:
 Dividends                                              $169.036
 Interest                                                 74.488      $243.524
                                                    ------------
Expenses:
 Management services fee                                  34.372
 Distribution expenses                                    18.262
 Transfer agent fee                                        5.574
 Reports to shareholders                                    .532
 Registration statement and prospectus                      .658
 Postage, stationery and supplies                           .886
 Directors' fees                                            .156
 Auditing and legal fees                                    .065
 Custodian fee                                             1.897
 Taxes other than federal income tax                        .102
 Other expenses                                             .095        62.599
                                                  -------------- --------------
 Net investment income                                                 180.925
                                                                 --------------
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                      753.023
Net increase in unrealized appreciation on investments                 173.442
 Net realized gain and increase in unrealized                    ---------------
  appreciation on investments                                          926.465
                                                                 ---------------
Net Increase in Net Assets Resulting
 from Operations                                                    $1,107.390
                                                                 ===============

----------------------------------------------    ------------------------------
                                                    Year ended
Statement of Changes in Net Assets                  November 30
(dollars in millions)                                  1998           1997
----------------------------------------------    ------------------------------

Operations:
Net investment income                                 $  180.925    $  158.747
Net realized gain on investments                         753.023       522.194
Net increase in unrealized appreciation
 on investments                                          173.442       221.200
                                                  ------------------------------
  Net increase in net assets
   resulting from operations                           1,107.390       902.141
                                                  ------------------------------
Dividends and Distributions Paid to Shareholders:
 Dividends from net investment income                   (176.534)     (160.940)
 Distributions from net realized gain on investmen      (524.360)     (201.626)
                                                  ------------------------------
  Total dividends and distributions                     (700.894)     (362.566)

Capital Share Transactions:
Proceeds from shares sold: 47,546,047
 and 74,465,301 shares, respectively                   1,246.606     1,853.652
Proceeds from shares issued in reinvestment
 of net investment income dividends and distributions
 of net realized gain on investments:
 27,000,566 and 14,610,266 shares, respectively          665.329       342.876
Cost of shares repurchased: 39,209,730
 and 26,987,023 shares, respectively                  (1,010.432)     (669.041)
                                                  ------------------------------
 Net increase in net assets
  resulting from capital share
  transactions                                           901.503     1,527.487
                                                  ------------------------------
Total Increase in Net Assets                           1,307.999     2,067.062

Net Assets:
Beginning of year                                      7,206.547     5,139.485
                                                  ------------------------------
End of year (including undistributed
 net investment income: $14.301
 and $20.571, respectively)                           $8,514.546    $7,206.547
                                                  ==============================




See Notes to Financial Statements

 CAPITAL WORLD GROWTH AND INCOME FUND
 Notes to Financial Statements
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

 ORGANIZATION - Capital World Growth and Income Fund, Inc.(the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital growth while providing current income.

 SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

  SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

 NON-U.S. CURRENCY TRANSLATION - Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premium on securities purchased are amortized.

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. NON-U.S. TAXATION

     Net realized gain and net unrealized gain of the fund derived in India are subject to certain non-U.S. taxes at a rate of 10%. The fund provides for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.

3. FEDERAL INCOME TAXATION

 It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of November 30, 1998, net unrealized appreciation on investments for book and federal income tax purposes aggregated $1,477,938,000 of which $1,916,205,000 related to appreciated securities and $438,267,000 related to depreciated securities. During the year ended November 30, 1998, the fund realized, on a tax basis, a net capital gain of $752,155,000 on securities transactions. Net gains related to non-U.S. currency and other transactions of $868,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities for book and federal income tax purposes was $7,040,693,000 at November 30, 1998.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

 INVESTMENT ADVISORY FEE - The fee of $34,372,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated.

The
Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.60% of the first $500 million of average net assets; 0.50% of such assets in excess of $500 million but not exceeding $1 billion; 0.46% of such assets in excess of $1 billion but not exceeding $1.5 billion; and 0.43% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.41% of such assets in excess of $2.5 billion buy not exceeding $4 billion; 0.40% of such assets in excess of $4 billion but not exceeding $6.5 billion; and 0.395% of such assets in excess of $6.5 billion.

 DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution, the fund may
expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended November 30, 1998, distribution expenses under the Plan were $18,262,000. As of November 30, 1998, accrued and unpaid distribution expenses were $4,485,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $5,280,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $5,574,000.

 DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of November 30, 1998, aggregate amounts deferred and earnings thereon were $264,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

 The fund made purchases and sales of investment securities of $2,749,767,000 and $2,762,855,000, respectively, during the year ended November 30, 1998.

 As of November 30, 1998, accumulated undistributed net realized gain on investments was $717,071,000 and additional paid-in capital was $6,297,545,000. The fund reclassified $561,000 from undistributed net investment income and $2,200,000 from undistributed net realized gains to undistributed net realized currency gains; and reclassified $10,100,000 and $33,643,000 from undistributed net investment income and undistributed net realized gains, respectively, to additional paid-in capital for the year ended November 30, 1998.

  Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $1,897,000 includes $115,000 that was paid by these credits rather than in cash.

  Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended November 30, 1998, such non-U.S. taxes were $14,895,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes, on a book basis, were $1,218,000 for the year ended November 30, 1998.


Per-Share Data and Ratios
                                                    Year ended   November        30
                                                1998       1997       1996      1995      1994
                                            -------    -------    -------   -------   -------

Net Asset Value, Beginning of Year           $25.89     $23.77     $20.22    $17.81    $17.00
                                            -------    -------    -------   -------   -------
 Income From Investment Operations:
  Net investment income                         .59        .640       .70       .61       .52
  Net realized and unrealized gain on inves    3.12       3.045      3.91      2.72       .75
                                            -------    -------    -------   -------   -------

   Total income from investment operations     3.71       3.685      4.61      3.33      1.27
                                            -------    -------    -------   -------   -------

 Less Distributions:
  Dividends from net investment income         (.58) (.650)(1)   (.72)(1)      (.63)     (.46)
  Distributions from net realized gains       (1.87)     (.915)      (.34)     (.29)       --
                                            -------    -------    -------   -------   -------
   Total distributions                        (2.45)    (1.565)     (1.06)     (.92)     (.46)
                                            -------    -------    -------   -------   -------
Net Asset Value, End of Year                 $27.15     $25.89     $23.77    $20.22    $17.81
                                            =======    =======    =======   =======   =======

Total Return (2)                             15.51%     16.36%     23.67%    19.41%     7.51%


Ratios/Supplemental Data:
 Net assets, end of year (in millions)       $8,515     $7,207     $5,139    $3,611    $2,784
 Ratio of expenses to average net assets        .78%      .82%       .85%      .88%       .87%
 Ratio of net income to average net assets     2.25%     2.53%      3.28%     3.24%      3.11%
 Portfolio turnover rate                     39.44%     32.41%     30.18%    25.50%     18.66%


(1) Includes 0.2 cents and 1.5 cents realized non-U.S. currency gains treated as ordinary income in 1997 and 1996, respectively, for federal income tax purposes.

(2) Excludes maximum sales charge of 5.75%.

Report of Independent Accountants

To the Board of Directors and Shareholders of Capital World Growth and Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Capital World Growth and Income Fund, Inc. (the "Fund") at November 30, 1998, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
December 31, 1998


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:

                                                Dividends and Distributions per Share

                                                From Net
                                                Investment       From Net Realized       From Net Realized
Reinvest Date           Payment Date            Income           Short-term Gains        Long-term Gains
December 12, 1997        December 15, 1997       $0.11            $0.365                  $1.365*
March 20, 1998          March 23, 1998           0.12             0.015                    .125
June 5, 1998            June 8, 1998             0.21            -                       -
September 25, 1998      September 28, 1998       0.14            -                       -

*INCLUDES $0.411 LONG-TERM CAPITAL GAINS TAXED AT A MAXIMUM RATE OF 28%.

The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

The fund makes an election under the Internal Revenue Code Section 853 to pass through non-U.S. taxes paid by the fund to its shareholders. The amount of non-U.S. taxes for the fiscal year ended November 30, 1998 is $0.0485 on a per-share basis. Foreign source income earned by the fund was $0.3964. Shareholders are entitled to a foreign tax credit or an itemized deduction, at their option. Generally, it is more advantageous to claim a credit rather than to take a deduction.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 23% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from U.S. Treasury obligations. For purposes of computing this exclusion, .07% of the dividends paid by the fund from net investment income were derived from interest on U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1999 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1998 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                            PART C

                      OTHER INFORMATION
           CAPITAL WORLD GROWTH AND INCOME FUND, INC.

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 7 filed January 29,
1998).
(b) Previously filed (see Post-Effective Amendment No. 7 filed January 29,
1998).
(c) Previously filed (see Post-Effective Amendment No. 7 filed January 29,
1998).
(d) Previously filed (see Post-Effective Amendment No. 7 filed January 29,
1998).
(e) Previously filed (see Post-Effective Amendment No. 7 filed January 29,
1998).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 7 filed January 29,
1998).
(h) None.
(i) Not applicable to this filing.
(j) Consent of Independent Auditors.
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 7 filed January 29,
1998).
(m) Previously filed (see Post-Effective Amendment No. 7 filed January 29,
1998).
(n) EX-27 Financial data schedule (EDGAR).
(o) None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 25. INDEMNIFICATION.

Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company. These policies insure its officers and Directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (I) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (I) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (I), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VIII (h) of the Articles of Incorporation of Capital World Growth and Income Fund, Inc. (the "Fund" or the "Corporation") provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

The Fund will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Corporation shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, the Fund has undertaken to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)          (1)                                                            (2)                      (3)
                  NAME AND PRINCIPAL                   POSITIONS AND OFFICES            POSITIONS AND OFFICES
                     BUSINESS ADDRESS                    WITH UNDERWRITER                 WITH REGISTRANT

                  David L. Abzug                       Regional Vice President          None

                  27304 Park Vista Road
             Agoura Hills, CA  91301



                  John A. Agar                         Vice President                   None
             1501 N. University, Suite 227A
             Little Rock, AR  72207

                  Robert B. Aprison                    Vice President                   None

                  2983 Bryn Wood Drive

                  Madison, WI  53711



L                William W. Bagnard                   Vice President                   None



                  Steven L. Barnes                     Senior Vice President            None

                  5400 Mount Meeker Road
             Suite 1

                  Boulder, CO  80301-3508



B                Carl R. Bauer                        Assistant Vice President         None

                  Michelle A. Bergeron                 Vice President                   None
             4160 Gateswalk Drive
             Smyrna, GA  30080



                  Joseph T. Blair                      Senior Vice President            None

                  27 Drumlin Road

                  West Simsbury, CT  06092



                  John A. Blanchard                    Vice President                   None

                  6421 Aberdeen Road

                  Mission Hills, KS  66208



                  Ian B. Bodell                        Senior Vice President            None

                  P.O. Box 1665

                  Brentwood, TN  37024-1665



                  Michael L. Brethower                 Senior Vice President            None

                  2320 North Austin Avenue

                  Georgetown, TX  78626



                  C. Alan Brown                        Regional Vice President          None

4129 Laclede Avenue

St. Louis, MO  63108




H                J. Peter Burns                       Vice President                   None



                  Brian C. Casey                       Regional Vice President          None

                  8002 Greentree Road

                  Bethesda, MD  20817



                  Victor C. Cassato                    Senior Vice President            None

                  609 W. Littleton Blvd., Suite 310

                  Littleton, CO  80120



                  Christopher J. Cassin                Senior Vice President            None

                  111 W. Chicago Avenue, Suite G3

                  Hinsdale, IL  60521



                  Denise M. Cassin                      Vice President                  None

                  1301 Stoney Creek Drive

                  San Ramon, CA  94538



L                Larry P. Clemmensen                  Director                         Senior Vice President



L                Kevin G. Clifford                    Director, President and          None
                                                  Co-Chief Executive Officer



                  Ruth M. Collier                      Senior Vice President            None

                  145 West 67th St., #12K

                  New York, NY  10023



S                David Coolbaugh                      Assistant Vice President         None



                  Thomas E. Cournoyer                  Vice President                   None

                  2333 Granada Boulevard

                  Coral Gables, FL  33134



                  Douglas A. Critchell                 Senior Vice President            None

                  3521 Rittenhouse Street, N.W.

                  Washington, D.C.  20015



L                Carl D. Cutting                      Vice President                   None



                  Daniel J. Delianedis                 Regional Vice President          None

                  8689 Braxton Drive

                  Eden Prairie, MN  55347



                  Michael A. Dilella                   Vice President                   None

                  P. O. Box 661

                  Ramsey, NJ  07446



                  G. Michael Dill                      Senior Vice President            None
             505 E. Main Street

                  Jenks, OK  74037



                  Kirk D. Dodge                        Senior Vice President            None

                  633 Menlo Avenue, Suite 210

                  Menlo Park, CA  94025



                  Peter J. Doran                       Senior Vice President            None

                  1205 Franklin Avenue

                  Garden City, NY  11530



L                Michael J. Downer                    Secretary                        None



                  Robert W. Durbin                     Vice President                   None

                  74 Sunny Lane

                  Tiffin, OH  44883



I                Lloyd G. Edwards                     Senior Vice President            None



L                Paul H. Fieberg                      Senior Vice President            None



                  John Fodor                            Vice President                  None

                  15 Latisquama Road

                  Southborough, MA  01772



                  Clyde E. Gardner                     Senior Vice President            None

                  Route 2, Box 3162

                  Osage Beach, MO  65065



B                Evelyn K. Glassford                  Vice President                   None



                  Jeffrey J. Greiner                   Vice President                   None

                  12210 Taylor Road

                  Plain City, OH  43064

L                Paul G. Haaga, Jr.                   Director                         President and Director



B                Mariellen Hamann                     Assistant Vice President         None



                  David E. Harper                      Senior Vice President            None

                  R.D. 1, Box 210, Rte 519

                  Frenchtown, NJ  08825



                  Ronald R. Hulsey                     Vice President                   None

                  6744 Avalon

                  Dallas, TX  75214



                  Robert S. Irish                      Regional Vice President          None

                  1225 Vista Del Mar Drive

                  Delray Beach, FL  33483



L                Robert L. Johansen                   Vice President                   None



                  Michael J. Johnston                  Director                         None

                  630 Fifth Avenue, 36th Floor

                  New York, NY  10111



B                Damien M. Jordan                     Vice President                   None



                  Arthur J. Levine                     Senior Vice President            None

                  12558 Highlands Place

                  Fishers, IN  46038



B                Karl A. Lewis                        Assistant Vice President         None



                  T. Blake Liberty                     Regional Vice President          None

                  5506 East Mineral Lane

                  Littleton, CO  80122



                  Mark Lien                            Regional Vice President          None
             5570 Beechwood Terrace
             West Des Moines, IA  50266

L                Lorin E. Liesy                       Assistant Vice President         None



L                Susan G. Lindgren                    Vice President -                 None
                                                  Institutional

                                                       Investment Services



LW               Robert W. Lovelace                   Director                         None



                  Stephen A. Malbasa                   Vice President                   None

                  13405 Lake Shore Blvd.

                  Cleveland, OH  44110



                  Steven M. Markel                     Senior Vice President            None

                  5241 South Race Street

                  Littleton, CO  80121



L                J. Clifton Massar                    Director, Senior Vice            None
                                                  President



L                E. Lee McClennahan                   Senior Vice President            None



L                Jamie R. McCrary                     Assistant Vice President         None



S                John V. McLaughlin                   Senior Vice President            None



                  Terry W. McNabb                      Vice President                   None

                  2002 Barrett Station Road

                  St. Louis, MO  63131



L                R. William Melinat                   Vice President -                 None
                                                  Institutional

                                                       Investment Services



                  David R. Murray                      Vice President                   None

                  60 Briant Drive

                  Sudbury, MA  01776



                  Stephen S. Nelson                    Vice President                   None

                  P.O. Box 470528

                  Charlotte, NC  28247-0528



                  William E. Noe                       Regional Vice President          None

                  304 River Oaks Road

                  Brentwood, TN  37027



                  Peter A. Nyhus                       Vice President                   None

                  3084 Wilds Ridge Court

                  Prior Lake, MN  55372

                  Eric P. Olson                        Vice President                   None

                  62 Park Drive

                  Glenview, IL  60025



                  Fredric Phillips                     Senior Vice President            None

                  175 Highland Avenue, 4th Floor

                  Needham, MA  02494



B                Candance D. Pilgrim                  Assistant Vice President         None



                  Carl S. Platou                       Vice President                   None

                  4021 96th Avenue, S.E.

                  Mercer Island, WA  98040



L                John O. Post, Jr.                    Vice President                   None



S                Richard P. Prior                     Assistant Vice President         None



                  Steven J. Reitman                    Senior Vice President            None

                  212 The Lane

                  Hinsdale, IL  60521



                  Brian A. Roberts                      Vice President                  None

                  11404 Foxhaven Drive

                  Charlotte, NC  28277



                  George S. Ross                       Senior Vice President            None

                  55 Madison Avenue

                  Morristown, NJ  07962



L                Julie D. Roth                        Vice President                   None



L                James F. Rothenberg                  Director                         None



                  Douglas F. Rowe                      Vice President                   None

                  30008 Oakland Hills Drive

                  Georgetown, TX  78628



                  Christopher S. Rowey                 Regional Vice President          None

                  9417 Beverlywood Street

                  Los Angeles, CA  90034



                  Dean B. Rydquist                     Senior Vice President            None

                  1080 Bay Pointe Crossing

                  Alpharetta, GA  30005

                  Richard R. Samson                    Senior Vice President            None

                  4604 Glencoe Avenue, #4

                  Marina del Rey, CA  90292



                  Joseph D. Scarpitti                  Vice President                   None

                  31465 St. Andrews

                  Westlake, OH  44145



L                R. Michael Shanahan                  Director                         None



                  David W. Short                       Director, Chairman of the        None
             1000 RIDC Plaza, Suite 212           Board and Co-Chief
             Pittsburgh, PA  15238-2941           Executive Officer



                  William P. Simon, Jr.                Senior Vice President            None

                  912 Castlehill Lane

                  Devon, PA  91333



L                John C. Smith                        Assistant Vice President -       None
                                                  Institutional Investment
                                                  Services



                  Rodney G. Smith                      Vice President                   None

                  100 N. Central Expressway
             Suite 1214

                  Richardson, TX  75080



                  Tony Soave                           Regional Vice President          None
             8831 Morning Mist Drive
             Clarkston, MI  48348

                  Nicholas D. Spadaccini               Regional Vice President          None

                  855 Markley Woods Way

                  Cincinnati, OH  45230



L                Kristen J. Spazafumo                 Assistant Vice President         None



                  Daniel S. Spradling                  Senior Vice President            None

                  181 Second Avenue
             Suite 228

                  San Mateo, CA  94401



B                Max D. Stites                        Vice President                   None



                  Thomas A. Stout                      Regional Vice President          None

                  3919 Whooping Crane Circle
             Virginia Beach, VA  23455





                  Craig R. Strauser                    Vice President                   None

                  3 Dover Way

                  Lake Oswego, OR  97034



                  Francis N. Strazzeri                 Senior Vice President            None

                  31641 Saddletree Drive

                  Westlake Village, CA  91361



L                Drew W. Taylor                       Assistant Vice President         None



S                James P. Toomey                       Vice President                  None



I                Christopher E. Trede                  Vice President                  None



                  George F. Truesdail                  Vice President                   None

                  400 Abbotsford Court

                 Charlotte, NC  28270



                  Scott W. Ursin-Smith                 Vice President                   None

                  60 Reedland Woods Way

                  Tiburon, CA  94920



                  Thomas E. Warren                     Regional Vice President          None

                  119 Faubel Street

                  Sarasota, FL  34242



L                J. Kelly Webb                        Senior Vice President,           None
                                                  Treasurer



                  Gregory J. Weimer                    Vice President                   None

                  206 Hardwood Drive

                  Venetia, PA  15367



B                Timothy W. Weiss                     Director                         None



                  George Wenzel                        Regional Vice President          None
             3406 Shakespeare Drive
             Troy, MI  48084

                  N. Dexter Williams                   Senior Vice President            None
             P.O. Box 2200
             Danville, CA  94526



                  Timothy J. Wilson                    Vice President                   None

                  113 Farmview Place

                  Venetia, PA  15367



B                Laura L. Wimberly                    Vice President                   None



H                Marshall D. Wingo                    Director, Senior Vice            None
                                                  President



L                Robert L. Winston                    Director, Senior Vice            None
                                                  President



                  William R. Yost                      Vice President                   None

                  9320 Overlook Trail

                  Eden Prairie, MN  55347



                  Janet M. Young                       Regional Vice President          None

                  1616 Vermont

                  Houston, TX  77006



                  Scott D. Zambon                      Regional Vice President          None

                  2887 Player Lane

                  Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

ITEM 27.  (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640 and 5300 Robin Hood Road, Norfolk, VA 23514.

Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 29. MANAGEMENT SERVICES.

  None.

ITEM 30. UNDERTAKINGS.

  n/a


                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 26th day of January, 1999.

 CAPITAL WORLD GROWTH AND INCOME  FUND, INC.

       By /s/ Thierry Vandeventer
              Thierry Vandeventer, Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on January 26, 1999, by the following persons in the capacities indicated.

(1)       Principal Executive Officer:
          /s/ Thierry Vandeventer              Chairman of the Board
          (Thierry Vandeventer)
(2)       Principal Financial Officer and
          Principal Accounting Officer:
          /s/ R. Marcia Gould                  Treasurer
          (R. Marcia Gould)
(3)       Directors:
          H. Frederick Christie*               Director
          /s/ Paul G. Haaga, Jr.               President and Director
          (Paul G. Haaga, Jr.)
          Mary Myers Kauppila*                 Director
          Gail L. Neale*                       Director
          Robert J. O'Neill                    Director
          Donald E. Petersen*                  Director
          Stefanie Powers                      Director
          Frank Stanton*                       Director
          /s/ Thierry Vandeventer              Chairman of the Board
          (Thierry Vandeventer)
          Charles Wolf, Jr.*                   Director


  *By /s/ Vincent P. Corti
          Vincent P. Corti, Attorney-in-Fact

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

        /s/ Michael J. Downer
            (Michael J. Downer)